UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07254
                                   ---------

                           Johnson Mutual Funds Trust
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           3777 West Fork Road, Cincinnati, Ohio            45247
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       (Address of principal executive offices)          (Zip code)

        Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, Ohio 45247
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code(513) 661-3100
                                                  --------------

Date of fiscal year end: 12/31/
                         ------

Date of reporting period: 6/30/05
                          -------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

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SEMI-ANNUAL REPORT                                     JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------


logo: Johnson Mutual Funds


o    Johnson Growth Fund
o    Johnson Opportunity Fund
o    Johnson Realty Fund
o    Johnson Fixed Income Fund
o    Johnson Municipal Income Fund




                               INVESTMENT ADVISER:

                        Johnson Investment Counsel, Inc.
                               3777 West Fork Road
                             Cincinnati, Ohio 45247
                                  513-661-3100
                                  800-541-0170



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


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JOHNSON MUTUAL FUNDS                                   June 30, 2005 - Unaudited
--------------------------------------------------------------------------------


                                TABLE OF CONTENTS


         Our Message to You ................................................. 1

         PERFORMANCE REVIEW AND MANAGEMENT DISCUSSION
         Growth Fund .........................................................2
         Opportunity Fund ....................................................3
         Realty Fund .........................................................4
         Fixed Income Fund ...................................................5
         Municipal Income Fund ...............................................6

         PORTFOLIO OF INVESTMENTS
         Growth Fund .........................................................7
         Opportunity Fund ..................................................8-9
         Realty Fund ........................................................10
         Fixed Income Fund ...............................................11-12
         Municipal Income Fund ...........................................13-15

         Statement of Assets and Liabilities ................................16

         Statement of Operations ............................................17

         STATEMENT OF CHANGE IN NET ASSETS
         Stock Funds ........................................................18
         Bond Funds .........................................................19

         FINANCIAL HIGHLIGHTS
         Growth Fund ........................................................20
         Opportunity Fund ...................................................21
         Realty Fund ........................................................22
         Fixed Income Fund ..................................................23
         Municipal Income Fund ..............................................24

         Notes to the Financial Statements ...............................25-30

         Disclosure of Expenses .............................................31

         Additional Information .............................................32

         Review and Renewal of Management Agreements ........................33

         Trustees, Officers, Transfer Agent, Fund Accountant
         Custodian, Auditors, Legal Counsel ..........................Back Page

--------------------------------------------------------------------------------
OUR MESSAGE TO YOU
--------------------------------------------------------------------------------

                                 August 29, 2005


Dear Shareholder:

We are pleased to present you with the Johnson Mutual Funds' June 30, 2005 Semi-Annual Report. On the following pages, we have provided commentary on the performance of each of the Funds for the first six months of the year as well as the relative performance compared to an appropriate index. The remainder of the report provides the holdings of each Johnson Mutual Fund as well as other financial data and notes.

After beginning 2005 on a down note, the Standard & Poor's 500 Index (S&P 500) experienced a mild rebound in the second quarter, rising 1.4%. U.S. Equity markets saw both their high and low of the year during the second quarter. Despite the second quarter increase in the markets, the S&P 500 has declined 0.8% in 2005 as a result of a 2.2% first quarter decline. Larger growth stocks outpaced larger value stocks during the quarter. Smaller stocks rebounded in the last two months of the quarter but still slightly lagged larger stocks at the midpoint of the year. Markets weakened in June as oil exceeded $60 a barrel and has continued to climb from there. In spite of the pressure on the economy brought on by rising oil prices, the U.S. economy grew at a rate of 3.80% in the first quarter and an anticipated rate of 3.25% during the second quarter. This shows that the U.S. economy has some resiliency in spite of the negative pressures of the rising oil costs and other commodity prices.

There is a sharper divergence of views than we have seen in the past few years about the economy and financial markets at this point. A narrowing gap between short-term and long-term interest rates may suggest the economy is heading for a slowdown. The treasury curve flattened during the first half of the year in response to the Federal Reserve Board's increase of interest rates. Longer-term interest rates fell during the quarter, to the surprise of nearly all investors, as the 10-Year U.S. Treasury Note yield fell to 3.9% at quarter-end. The Fed has taken steps to prevent inflationary pressures in the economy and has raised rates 5 times in 2005 from 2.25% at the beginning of the year to the current rate of 3.50%. Fixed income securities with 2+ years of maturity experienced somewhat of a rally as a result of less than robust economic data. The climbing commodity and oil prices slows consumer spending and dampens the economy. Conversely, economic growth remains positive and the bond market seems unconcerned about the prospects for inflation given low yields on intermediate- and long-term bonds. Such periods of low interest rates are typically positive for the stock market, and many businesses are now posting record profit margins and earnings. We believe earnings growth will slow this year from the 20%-plus pace of 2004 and likely be near the long-term sustainable growth rate of 7% for 2006.

Thank you for your continued confidence by selecting Johnson Mutual Funds to serve your financial needs. As always, please feel free to call us at (513) 661-3100 or (800) 541-0170 with your comments or questions.



                                 Sincerely,

                                 /s/ Tim Johnson

                                 Timothy E. Johnson, President
                                 Johnson Mutual Funds

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                                        1

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JOHNSON GROWTH FUND               PERFORMANCE REVIEW - JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

The Johnson Growth Fund had a return of -0.28% for the first six months of 2005 compared to a return of -0.81% for the Standard & Poors 500 Index.

Calendar year 2005 has started out much like calendar 2004 with investors concerned about slowing economic and corporate earnings growth. Equity returns were close to zero. Concerns were alleviated somewhat in the latter half of 2004 and the equity market experienced a rally, bringing the return for the year up to just over 10%. Concerns about economic and earnings growth again were factors in the flat equity market in the first half of 2005. Most recent data, however, has resulted in an increase in expected GDP growth and corporate earnings growth for the latter half of 2005. The equity market responded with a rally in July.

For the six months ending June 30, most sectors of the market experienced negative price changes. The exceptions were energy, utilities, and health care, up 20%, 15%, and 4% respectively. The energy sector is a rather important sector within the benchmark at about a 9% weighting as of June 30. The Growth Fund had a market weight or higher during the six month period, ending at 11% of the portfolio. That overweight was additive to performance. Additionally, stock selection within the energy sector was additive for the Fund during the period. The portfolio stocks outperformed the sector by over 7%.

The second best performing sector in the six month period was utilities. This sector represents about 3% of the index and, therefore, has only a modest effect on the index. The Growth Fund had a slight underweight to the benchmark weight and the Fund sector slightly underperformed the benchmark. The net result, however, was very modest.

Health care represents about 13% of the benchmark index and the Growth Fund maintained a modest overweight through the six month period. Stock selection within the sector had a slightly negative effect on performance.

Two sectors that contributed to the better performance of the Growth Fund relative to the benchmark were technology and consumer discretion. Stock selection provided returns over the benchmark sectors of about 6% in consumer discretion and 7% in technology.

Large-cap stocks performed better than small-cap stocks in the six month period, but the difference was relatively modest. Nevertheless, our expectation that the small-cap recovery of the past five years had run its course appears to have played out in the first half of 2005. We continue to believe that large-cap stocks look attractive relative to small-cap stocks based on historical valuation differences. If consensus forecasts of higher interest rates and slowing economic growth are accurate, we believe the environment should favor large-cap quality growth stocks, the kind of stocks that populate the portfolio of the Johnson Growth Fund.


                         AVERAGE ANNUAL TOTAL RETURNS
                              AS OF JUNE 30, 2005
                      Growth Fund      S&P 500 Index
 Six Months(1)           -0.28%            -0.81%
 One Year                 6.79%             6.32%
 Five Years              -5.35%            -2.37%
 Ten Years                6.56%             9.93%

                                 HOLDINGS TABLE
                                                                    PERCENTAGE
EQUITY TYPE                                                       OF NET ASSETS
--------------------------------------------------------------------------------
 Industrials                                                             16.3%
 Financial Services                                                      14.1%
 Information Technology                                                  13.9%
 Health Care                                                             13.8%
 Energy                                                                  11.4%
 Consumer Discretionary                                                  10.9%
 Consumer Staples                                                        10.8%
 Materials                                                                3.0%
 Telecomm Services                                                        2.1%
 Utilities                                                                2.0%
 Exchange Traded Funds                                                    1.0%
 Cash/Other Assets Less Liabilities                                       0.7%

line graph:

                   $10,000 Initial Investment Since 6/30/1995

                             (Dollars in thousands)

                         Growth Fund   S&P 500 Index
 06/95                         $10000         $10000
                                10560          10792
                                11297          11440
                                11890          12053
 1996                           12172          12593
                                12692          12979
                                13200          14060
                                13409          14439
 1997                           15462          16955
                                16802          18223
                                17683          18744
                                20025          21353
 1998                           20617          22056
                                18552          19866
                                22829          24090
                                23013          25289
 1999                           23417          27068
                                22389          25381
                                25410          29152
                                25605          29815
 2000                           24847          29022
                                23796          28743
                                21988          26497
                                18744          23363
 2001                           20824          24730
                                17377          21108
                                19221          23361
                                18703          23424
 2002                           15795          20292
                                13278          16794
                                13950          18211
                                13181          17637
 2003                           14938          20349
                                15337          20887
                                17049          23425
                                17223          23822
 2003                           17678          24230
                                17284          23775
                                18931          25965
                                18580          25407
 2005                           18877          25755



--------------------------------------------------------------------------------
Long-term capital growth is the objective of the Johnson Growth Fund and the primary assets are stocks of larger-sized growth companies. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund's or Index's share price, plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees, whereas the index does not incur fees. A shareholder cannot invest directly in the Standard & Poors 500 Index, but may invest in mutual funds designed to track the performance of the index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. (1) Six month returns are not annualized.
--------------------------------------------------------------------------------

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JOHNSON OPPORTUNITY FUND          PERFORMANCE REVIEW - JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------


The Johnson Opportunity Fund had a total return of 3.08% through the first half of 2005. This fell short of the Russell MidCap Index's 3.92% return and the S&P MidCap 400 Index's 3.85% gain.

Through the first half of the year, Mid-cap stocks continued to creep to new, all-time highs in 2005, and are halfway through a sixth straight year of outperforming Large-cap stocks. By a significant margin, Energy, up 28% year-to-date, has been the best-performing sector in the stock market. Oil prices have climbed by 30% this year, and as a result, Mid-cap Energy companies have been generating tremendous earnings growth. In all, six sectors appreciated, including Utilities (+12%) and Health Care (+7%). Four sectors declined, led by Technology (-5%).

The Opportunity Fund generally invests in the stocks of companies that offer a combination of attractive earnings growth, reasonable valuation, good momentum, and improving profitability. Earnings momentum and relative valuation have been key factors in the Fund's recent investment strategy. Also, diversification by sector and by stock is an important focus. Accordingly, the Fund holds 132 stocks and the ten largest holdings only represent 12% of the portfolio.

Many of the Fund's best performers this year have been in the Energy sector. In fact, two of the Fund's oil refining stocks, Premcor and Valero (which agreed in April to merge) were the two biggest gainers in the entire Russell Midcap universe through the first half of the year. Other winners included United Defense Industries and Unocal, both of which received premium takeover offers.

Reduced earnings outlooks were the primary culprit for some of the Fund's biggest decliners, including Doral Financial, UTStarcom, Lear, and First Marblehead, which led to the Fund's slight underperformance.

Mid-cap stocks have continued to be surprisingly resilient in the face of rising short-term interest rates and tougher relative valuation comparisons. This can largely be attributed to earnings growth, which has exceeded expectations this year. Mid-cap earnings growth for the full year is now expected to be in the 14-16% range. While this growth profile is certainly a positive, we continue to expect more muted capital appreciation in the face of higher interest rates and fair valuations.


                          AVERAGE ANNUAL TOTAL RETURNS
                              AS OF JUNE 30, 2005
             Opportunity     Russell          S&P
                Fund      MidCap Index   MidCap Index
 Six Months(1)  3.08%          3.92%         3.85%
 One Year      17.50%         17.12%        14.03%
 Five Years     1.68%          7.34%         8.48%
 Ten Years     10.29%         12.90%        14.64%

                                 HOLDINGS TABLE
                                                                    PERCENTAGE
EQUITY TYPE                                                       OF NET ASSETS
--------------------------------------------------------------------------------
 Financial Services                                                     21.2%
 Consumer Discretionary                                                 15.8%
 Industrials                                                            12.7%
 Information Technology                                                 11.7%
 Energy                                                                 11.2%
 Health Care                                                             8.8%
 Materials                                                               7.9%
 Utilities                                                               5.4%
 Consumer Staples                                                        3.1%
 REITS                                                                   2.2%
 Cash/Other Assets Less Liabilities                                      0.1%


line chart:


                   $10,000 Initial Investment Since 6/30/1995

                             (Dollars in thousands)


                             Opportunity        S&P                    Russell
                                Fund        Midcap 400              Midcap Index
 -------------------------------------------------------------------------------
 06/95                         $10000         $10000                  $10000
                                10479          10974                   10887
                                10700          11128                   11238
                                11428          11812                   11914
 1996                           11687          12152                   12250
                                12083          12507                   12633
                                13172          13263                   13373
                                13033          13068                   13263
 1996                           14655          14986                   15062
                                16638          17392                   17063
                                16763          17534                   17252
                                18957          19461                   18962
 1998                           18982          19044                   18828
                                16693          16291                   16037
                                19936          20873                   18993
                                19635          19541                   18904
 1999                           21026          22304                   20957
                                19263          20431                   19156
                                22459          23936                   22456
                                25068          26966                   24721
 2000                           24510          26079                   23605
                                25774          29244                   25213
                                23883          28116                   24309
                                21113          25094                   21758
 2001                           22903          28395                   23832
                                17974          23699                   19575
                                20261          27956                   22942
                                20978          29833                   23916
 2002                           18351          27061                   21632
                                14928          22588                   17817
                                15921          23905                   19228
                                15302          22844                   18774
 2003                           17465          26866                   22202
                                18561          28635                   23630
                                21458          32408                   26931
                                22462          34048                   28316
 2004                           22669          34363                   28727
                                22527          33640                   28485
                                25840          37723                   32376
                                25949          36220                   32294
 2005                           26635          37764                   33644






--------------------------------------------------------------------------------
Long-term capital growth is the objective of the Johnson Opportunity Fund and the primary assets are stocks of medium to smaller-sized growth companies. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund's or Indices' share price, plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees, whereas the indices do not incur fees. A shareholder cannot invest directly in the S&P MidCap Index or the Russell MidCap Index, but may invest in mutual funds designed to track the performance of the index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Russell MidCap Index is the established benchmark and the S&P MidCap is a supplementary benchmark. (1) Six month returns are not annualized.
--------------------------------------------------------------------------------

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JOHNSON REALTY FUND               PERFORMANCE REVIEW - JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

The Realty Fund had a rate of return of 5.00% for the six month period ending June, 30 2005 compared to a return of 6.38% for the National Association of Real Estate Investment Trusts Index (NAREIT Index). The first half of the year saw REIT returns once again lead the market as interest rates remained low. The Federal Reserve has now increased the federal funds rate nine times, in 25 basis point increments, from a low of 1.00% to the current 3.25%. Typically, upward pressure on short term rates would lead to higher long term rates as economic growth excess would result in inflationary pressures. This has not been the case in this unprecedented period. The 10-year Treasury was at 4.26% yield at the end of 2004 and has rallied in the face of rising short term rates to the level of 3.91%. It is this movement to lower interest rates that drove the strong relative performance of REIT's. The 4.60% dividend yield on NAREIT Index is still attractive to interest sensitive investors. The ten year annual return on NAREIT Index now stands at 14.88% versus the S&P 500's return of 9.93%. The return for the 5 year period is even more dramatic with NAREIT Index returning 20.45% per annum versus -2.37% for the S&P 500.

The best performing property type for the first half of 2005 was Self Storage, returning nearly 14.00%. It is a very small property group with only 5 names. The largest of those is Public Storage (PSA), which posted a solid 6 month return of 15.20%. The next best property type is Retail, up over 9.00%. Retail has been one of the market leaders for the past 4 1/2 years. Strong consumer spending has driven this property type. The Retail space has also seen some acquisitions occurring which has also aided REIT returns. The Fund held roughly a neutral weight in the retail property type. The worst performing property type was Lodging and Resorts, with a return just over 3%. Last year, the group posted above market returns, with below market yields. The recent concerns over terrorism will not help this group in the near term although travel has recently been fairly robust. The Fund remains market weighted in this property type. The Fund lagged the Index primarily due to security selection.

The biggest driver of returns in the REIT market remains interest rates. REIT's typically perform best in a declining interest rate environment and worst in a rising interest rate environment. Our expectations are for rates to increase, but maybe to a lesser extent than originally anticipated. This more muted higher interest rate environment and the continued demand for yield may still make REIT's an attractive alternative. This could mean the yield advantage over treasuries continues to compress and at some point principal risk (REIT's stock price moving down) could drive investors out of REIT's and into Treasuries (more stable and less risk). Fundamentally, the performance of REIT's looks to be improving, which could potentially drive increases in dividends. We believe the Realty Fund's balanced approach towards individual property types should continue to provide investors with REIT-like returns. REIT's have low correlation to other asset classes which we feel provides good portfolio diversification benefits.

                          AVERAGE ANNUAL TOTAL RETURNS
                              AS OF JUNE 30, 2005

                      Realty Fund      S&P 500 Index
 Six Months(1)            5.00%             6.38%
 One Year                32.19%            32.66%
 Five Years              17.54%            20.45%
 Since Inception          9.89%            11.48%

                                 HOLDINGS TABLE
                                                                    PERCENTAGE
EQUITY TYPE                                                       OF NET ASSETS
--------------------------------------------------------------------------------
 Retail                                                                30.0%
 Office and Industrial                                                 27.7%
 Apartments                                                            17.8%
 Diversified                                                            7.2%
 Lodging and Hotels                                                     6.2%
 Storage                                                                5.0%
 Materials                                                              3.3%
 Health Care                                                            2.6%
 Cash/Other Assets Less Liabilities                                     0.3%


line chart:

                  $10,000 Initial Investment Since Inception(2)

                             (Dollars in thousands)


                          Realty Fund   NAREIT Index
--------------------------------------------------------------------------------
 1/98                           10000          10000
                                 9774           9953
 6/98                            9446           9497
                                 8420           8498
                                 8144           8250
                                 7721           7852
 1999                            8574           8644
                                 7815           7949
                                 7942           7869
                                 8129           8057
 2000                            9039           8906
                                 9720           9587
                                10025           9943
                                 9637          10047
 2001                           10456          11082
                                10099          10791
                                10532          11310
                                11417          12244
 2002                           11790          12858
                                10820          11695
                                10901          11743
                                10987          11822
 2003                           12263          13372
                                13381          14709
                                14632          16182
                                16238          18244
 2004                           15342          17184
                                16720          18598
                                19369          21430
                                17777          19919
 2005                           20280          22797


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Long-term capital growth and above average income are the objectives of the
Johnson Realty Fund and the primary assets are real estate related equity securities. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund's or Index's share price, plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees, whereas the index does not incur fees. A shareholder cannot invest directly in the NAREIT Index, but may invest in mutual funds designed to track the performance of the index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. (1) Six month returns are not annualized. (2) Inception of the Realty Fund was January 2, 1998.
--------------------------------------------------------------------------------

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JOHNSON FIXED INCOME FUND         PERFORMANCE REVIEW - JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

The Johnson Fixed Income Fund provided a 2.01% total return compared to 1.59% for the Lehman Intermediate Government Credit Index during the first six months of 2005. In a bond market environment labeled a conundrum by Alan Greenspan, the Fixed Income Fund was able to generate above benchmark returns due to its maturity structure and superior name selection. While the Federal Reserve raised short-term interest rates 1% in the first half, longer term interest rates actually fell. The Fixed Income Fund was appropriately positioned to take advantage of this interest rate behavior. Also, the first six months of 2005 witnessed the downgrading to junk status of General Motors and Ford, two of the largest corporate bond issuers in the world. The Fixed Income Fund avoided exposure to these credits (and those that under-performed in sympathy), and therefore did not experience any of the negative relative price performance of these bonds as their credit quality deteriorated. Further interest rate increases by the Fed are likely in the coming months and we believe the Fund is appropriately positioned with a moderately defensive duration and superior yield orientation.

The Fixed Income Fund maintains its focus on high quality securities. Each security in the Fund is rated investment grade by the credit rating agencies and over 50% of the assets are rated "AAA" or higher as indicated in the Quality Allocation Chart on this page.

                          AVERAGE ANNUAL TOTAL RETURNS
                              AS OF JUNE 30, 2005

                         Fixed          Lehman Int.
                      Income Fund        G/C Index
 Six Months(1)            2.01%             1.59%
 One Year                 4.42%             4.80%
 Five Years               6.29%             6.87%
 Ten Years                5.55%             6.35%

bar chart:

                               Quality Allocation

 AAA                         AA                 A    BBB
 53.4%                      1.6%             34.1%   10.9%


line chart:


                   $10,000 Initial Investment Since 6/30/1995

                             (Dollars in thousands)


                                        Lehman Intermediate
                            Fixed Income     Government
                                Fund       Credit Index
--------------------------------------------------------------------------------
 06/95                         $10000         $10000
                                10162          10166
                                10557          10523
                                10397          10435
 1996                           10411          10501
                                10595          10687
                                10885          10949
                                10787          10936
 1997                           11137          11259
                                11495          11563
                                11804          11810
                                11991          11994
 1998                           12248          12220
                                12922          12769
                                12872          12807
                                12691          12783
 1999                           12465          12732
                                12498          12849
                                12398          12856
                                12556          13050
 2000                           12649          13270
                                13033          13652
                                13607          14157
                                14038          14637
 2001                           14047          14735
                                14714          15413
                                14438          15426
                                14401          15392
 2002                           14982          15939
                                15701          16661
                                15905          16943
                                16119          17198
 2003                           16471          17666
                                16432          17663
                                16452          17673
                                16734          18111
 2004                           16429          17654
                                16737          18131
                                16818          18211
                                16787          18052
 2005                           17156          18500


--------------------------------------------------------------------------------
Income and capital preservation is the objective of the Johnson Fixed Income Fund and the primary assets are investment-grade government and corporate bonds. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund's or Index's share price, plus reinvestment of any interest and capital gains. The Fund's performance is after all fees, whereas the index does not incur fees. A shareholder cannot invest directly in the Lehman Intermediate Government Credit Index, but may invest in mutual funds designed to track the performance of the index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. (1) Six month returns are not annualized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUNICIPAL INCOME FUND     PERFORMANCE REVIEW - JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

The Johnson Municipal Income Fund provided a total return of 0.91% during the first six months of 2005 compared to 0.82% for the Lehman 5-Year General Obligation Index. As the Federal Reserve raised short-term interest rates, the differential between short and long-term interest rates narrowed. Longer term interest rates did not move higher as is typical when the Fed is raising short-term interest rates and the laddered maturity structure of the Fund relative to the Index benefited from this interest rate behavior. We have kept the average maturity of the Fund defensively postured in the midst of the Fed tightening cycle to protect invested capital. Given the possibility of further interest rate adjustments in the coming months, we believe it is prudent to maintain a moderately defensive posture of the Fund. The Municipal Income Fund has performed very well compared to the benchmark and peers during months when interest rates have moved broadly higher.

The credit quality of the Municipal Income Fund remains very high. Nearly 60% of the securities in the Fund are rated AAA, the highest rating category, with approximately 90% of the assets rated in the highest three rating categories, AAA, AA, and A. These highly rated securities are considered to have adequate to strong protection of principal and interest payments. Over 95% of the income generated by the Fund is from Ohio municipal bonds, so most of the income earned is exempt from Ohio state income tax in addition to being exempt from federal income taxes.

                          AVERAGE ANNUAL TOTAL RETURNS
                              AS OF JUNE 30, 2005

                       Municipal       Lehman 5 Year
                      Income Fund       G.O. Index
 Six Months(1)            0.91%             0.82%
 One Year                 3.47%             4.49%
 Five Years               4.74%             5.53%
 Ten Years                4.43%             5.27%


bar chart:
                               Quality Allocation

 AAA                         AA                 A    BBB      NR
 59%                       18.3%              8.1%   1.6%     13.1%


line chart

                   $10,000 Initial Investment Since 6/30/1995

                             (Dollars in thousands)

                                  Lehman Five-Year G.O.
                       Municipal         Municipal
                      Income Fund       Bond Index

 06/95                   $10000            $10000
                          10241             10273
                          10434             10462
                          10410             10495
 1996                     10441             10541
                          10587             10713
                          10791             10947
                          10739             10929
 1997                     11002             11201
                          11245             11447
                          11464             11657
                          11558             11794
 1998                     11667             11913
                          11991             12241
                          12059             12339
                          12120             12465
 1999                     11854             12321
                          11938             12428
                          11910             12426
                          12075             12570
 2000                     12242             12772
                          12498             13024
                          12920             13379
                          13223             13753
 2001                     13289             13876
                          13631             14254
                          13522             14179
                          13615             14273
 2002                     14121             14849
                          14588             15347
                          14635             15455
                          14732             15645
 2003                     14963             15932
                          14990             16103
                          15026             16102
                          15144             16324
 2004                     14906             15995
                          15202             16439
                          15284             16578
                          15171             16393
 2005                     15422             16713


--------------------------------------------------------------------------------
Tax-free income and capital preservation are the objectives of the Johnson Municipal Income Fund and the primary assets are intermediate term Ohio municipal bonds. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund's or Index's share price, plus reinvestment of any interest and capital gains. The Fund's performance is after all fees, whereas the index does not incur fees. A shareholder cannot invest directly in the Lehman Five Year General Obligation Municipal Bond Index, but may invest in mutual funds designed to track the performance of the index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. (1) Six month returns are not annualized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON GROWTH FUND     PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------


COMMON STOCKS                     SHARES       DOLLAR VALUE
-------------                     ------       ------------
CONSUMER DISCRETIONARY
   Aeropostale*                     15,500           520,800
   Comcast*                         33,500         1,003,325
   Home Depot, Inc.                 25,900         1,007,510
   Johnson Controls                 18,000         1,013,940
   Staples                          49,050         1,044,275
   Viacom Incorporated Class B      28,600           915,772
                                               -------------
     TOTAL CONSUMER DISCRETIONARY: 10.9%       $   5,505,622
CONSUMER STAPLES
   JM Smucker                       20,100           943,494
   Pepsico, Incorporated            28,900         1,558,577
   Procter & Gamble                 18,900           996,975
   Sysco                            28,900         1,045,891
   Wal-Mart Stores, Inc.            19,100           920,620
                                               -------------
     TOTAL CONSUMER STAPLES: 10.8%             $   5,465,557
ENERGY
   Conoco Phillips                  28,200         1,621,218
   Exxon Mobil Corporation          25,282         1,452,957
   Nabors Industries                 8,500           515,270
   Occidental Petroleum
     Corporation                    14,000         1,077,020
   XTO Energy                       32,800         1,114,872
                                               -------------
     TOTAL ENERGY: 11.4%                       $   5,781,337
FINANCIAL SERVICES
   Allstate Corporation             17,500         1,045,625
   American International
     Group, Inc.                    20,325         1,180,882
   Bank of New York Co., Inc.       33,500           964,130
   CIT Group                        25,200         1,082,844
   Citigroup, Incorporated          21,500           993,945
   Fifth Third Bancorp              22,630           931,677
   Merrill Lynch & Company, Inc.    16,700           918,667
                                               -------------
     TOTAL FINANCIAL SERVICES: 14.1%           $   7,117,770
HEALTH CARE
   Abbott Laboratories              22,000         1,078,220
   Amgen*                           16,800         1,015,728
   Boston Scientific Corporation*   30,850           832,950
   Johnson & Johnson                15,400         1,001,000
   Novartis                         20,800           986,752
   Pfizer, Incorporated             36,650         1,010,807
   TEVA Pharmaceutical              16,000           498,240
   Varian Medical Systems
     Incorporated                   14,000           522,620
                                               -------------
     TOTAL HEALTH CARE: 13.7%                  $   6,946,317


COMMON STOCKS                     SHARES       DOLLAR VALUE
-------------                     ------       ------------
INDUSTRIALS
   Caterpillar                       5,600           533,736
   Cendant                          22,800           510,036
   Dover                            26,200           953,156
   General Electric Company         55,690         1,929,659
   Ingersoll Rand                   13,000           927,550
   Illinois Tool Works              11,100           884,448
   L-3 Communications Holdings      14,200         1,087,436
   3M Company                       12,800           925,440
   United Parcel Service             7,200           497,952
                                               -------------
     TOTAL INDUSTRIALS: 16.3%                  $   8,249,413
INFORMATION TECHNOLOGY
   Cisco Systems, Inc.*             53,000         1,011,240
   Dell, Inc.*                      23,700           935,202
   EMC*                             39,100           536,061
   Intel Corporation                37,200           967,944
   Microsoft Corporation            61,950         1,538,838
   Nokia Corporation ADR **         62,450         1,039,168
   Oracle Corporation*              77,270         1,019,964
                                               -------------
     TOTAL INFORMATION TECHNOLOGY: 13.9%       $   7,048,417
MATERIALS
   Air Products and Chemicals        9,000           542,700
   BHP Billiton Limited             18,000           491,400
   Dow Chemical Company             11,000           489,830
                                               -------------
     TOTAL MATERIALS: 3.0%                     $   1,523,930
TELECOMMUNICATION SERVICES
   Alltel Corporation               17,410         1,084,294
                                               -------------
     TOTAL TELECOMM SERVICES: 2.1%             $   1,084,294
UTILITIES
   Equitable Resources, Inc.        15,200         1,033,600
                                               -------------
     TOTAL UTILITIES: 2.0%                     $   1,033,600

     TOTAL COMMON STOCKS: 98.3%                $  49,756,257
   (Common Stock Identified Cost $44,881,833)
MUTUAL FUNDS
   iShares Biotech Index Fund*       7,400           502,460
                                               -------------
TOTAL MUTUAL FUNDS: 1.0%                       $     502,460
   (Mutual Fund Identified Cost $526,214)
CASH EQUIVALENTS
   Federated U.S. Treasury Cash Reserves
     Money Market Fund 2.71% yield ***               192,374
                                               -------------
     TOTAL CASH EQUIVALENTS: 0.4%              $     192,374
       (Cash Equivalents Identified
         Cost $192,374)
TOTAL PORTFOLIO VALUE: 99.7%                   $  50,451,091
   (Total Portfolio Identified Cost $45,600,422)

   Other Assets Less Liabilities: (.3%)        $     164,265
TOTAL NET ASSETS: 100.0%                       $  50,615,356



    * Non-income producing security.
   ** American Depositary Receipt.
  *** Variable rate security, the coupon rate shown represents the rate at June 30, 2005.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON OPPORTUNITY FUND                          PORTFOLIO OF INVESTMENTS AS OF
                                                       JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------


COMMON STOCKS                     SHARES       DOLLAR VALUE
-------------                     ------       ------------
CONSUMER DISCRETIONARY
   Autoliv, Inc.                    10,500           459,900
   Borders Group, Inc.              26,800           678,308
   Borg Warner                      13,900           746,013
   Brunswick                        14,700           636,804
   Centex Corporation               12,500           883,375
   Circuit City Stores              34,800           601,692
   Citadel Broadcasting             45,750           523,838
   Johnson Controls                 11,000           619,630
   KB Home Corporation               7,300           556,479
   Lear Corporation                 10,200           371,076
   Lennar Corporation, Class A       9,000           571,050
   Liz Claiborne, Inc.               9,000           357,840
   MDC Holding Incorporated          9,300           764,925
   Ralph Lauren `A'                 17,600           758,736
   Michaels Stores                  16,600           686,742
   NVR, Inc.*                          570           461,700
   Outback Steakhouse                8,250           373,230
   Pacific Sunwear*                 32,500           747,175
   Polaris Industries, Inc.         14,700           793,800
   Reebok International Ltd.         9,900           414,117
   Standard Pacific                  8,600           756,370
   Timberland Company*              20,600           797,632
                                               -------------
     TOTAL CONSUMER DISCRETIONARY: 15.8%       $  13,560,432
CONSUMER STAPLES
   BJ Wholesale Club*               14,600           474,354
   Pilgrim's Pride                  22,000           750,860
   Smithfield Foods, Inc.*          21,800           594,486
   Tyson Foods Incorporated         43,700           777,860
                                               -------------
     TOTAL CONSUMER STAPLES: 3.1%              $   2,597,560
ENERGY
   Amerda Hess Corporation           7,100           756,221
   Consol Energy                    14,700           787,626
   Chesapeake Energy Corporation    29,300           668,040
   Kerr McGee                        9,000           686,790
   Newfield Exploration*            27,000         1,077,030
   Massey Energy                    17,500           660,100
   Patterson-Uti Energy, Inc.       12,500           347,875
   Pogo Producing Company           11,400           591,888
   Premcor                          11,300           838,234
   Sunoco                            9,250         1,051,540
   Unocal                           15,250           992,013
   Valero Energy Corporation        14,000         1,107,540
                                               -------------
     TOTAL ENERGY: 11.2%                       $   9,564,897
FINANCIAL SERVICES
   A.G. Edwards, Inc.               10,000           451,500
   AMBAC Financial Group, Inc.       5,250           366,240
   American Capital Strategies      20,450           738,449
   American Financial               20,700           693,864
   AmeriCredit Corporation*         34,125           870,187


    * Non-income producing security.

COMMON STOCKS                     SHARES       DOLLAR VALUE
----------                        ------         ---------
FINANCIAL SERVICES, CONTINUED
   Berkley (W.R.), Corporation      22,500           802,800
   Blackrock, Inc.                   6,800           547,060
   CIT Group                        16,300           700,411
   Commercebancorp                  22,500           681,975
   Doral Financial Corp.            30,600           506,124
   E*Trade Financial Co.            55,600           777,844
   First American Financial Corp.   13,000           521,820
   First Marblehead*                18,700           655,622
   Fremont General Corporation      27,100           659,343
   Friedman, Billings, Ramsy
     Group, Inc.*                   31,600           451,880
   HCC Insurance Holdings, Inc.     16,250           615,387
   Investors Financial
     Services Corp.                 18,000           680,760
   Nationwide Financial
     Services, Inc.                 17,700           671,538
   Nuveen Investments, Class A      17,750           667,755
   Plum Creek Timber                18,250           662,475
   Principal Financial Group        17,000           712,300
   Radin Group Inc.                 12,200           576,084
   SAFECO Corporation                8,500           461,890
   Stancorp Financial Group          5,600           428,848
   Trizec Properties                33,750           694,238
   UnionBanCal Corporation           7,300           488,516
   Unitrin, Inc.                    10,500           515,550
   W Holdings                       78,400           801,248
   Westcorp                         20,500           787,200
                                               -------------
     TOTAL FINANCIAL SERVICES: 21.2%           $  18,188,908
HEALTH CARE
   AmerisourceBergen Corp.          10,000           691,500
   Bausch & Lomb                    11,000           913,000
   Cephalon, Inc.*                  12,250           487,550
   Community Health Systems Inc.*   22,700           857,833
   Kinetic Concepts                 11,300           678,000
   Invitrogen                        8,800           732,952
   Mckesson                         23,150         1,036,889
   Medco Health*                     7,000           373,520
   Pacificare Health*               12,400           885,980
   Universal Health SVC             13,750           854,975
                                               -------------
     TOTAL HEALTH CARE: 8.8%                   $   7,512,199
INDUSTRIALS
   Agco Corporation*                33,800           646,256
   Brink's Co.                      21,000           756,000
   CNF                              14,300           642,070
   CSX                              16,000           682,560
   Career Education Corporation*    17,700           647,997
   Cummins Engine, Inc.             10,500           783,405
   JB Hunt Transport Services, Inc. 26,000           499,980
   L-3 Communications Holdings, Inc.10,000           765,800
   Manpower                         13,300           529,074
   Navistar International*          16,100           515,200
   Norfolk Southern Corporation     18,900           585,144

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON OPPORTUNITY FUND                          PORTFOLIO OF INVESTMENTS AS OF
                                                       JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------


COMMON STOCKS                     SHARES       DOLLAR VALUE
-------------                     ------       ------------
INDUSTRIALS, CONTINUED
   Hughes Supply                    23,700           665,970
   Parker Hannifin                  11,000           682,110
   Ryder System, Incorporated       13,800           505,080
   Timken Company                   29,850           689,535
   West Corporation*                13,400           702,428
   Yellow Roadway*                  12,500           635,000
                                               -------------
     TOTAL INDUSTRIALS: 12.7%                  $  10,933,609
INFORMATION TECHNOLOGY
   Affiliated Computer
     Services - A*                  12,500           638,750
   Amphenol Corp. Class A           10,500           421,785
   Apple Computer                   11,000           404,910
   Citrix Systems, Inc.*            16,200           350,892
   Computer Sciences*               14,100           616,170
   Cree, Incorporated*              27,750           706,792
   Ingram Micro, Inc.*              33,400           523,044
   Jabil Circuit, Inc.*             27,400           842,002
   Juniper Networks, Inc.*          12,350           310,973
   Lam Research*                    28,000           810,600
   Lexmark International, Inc.*      4,000           259,320
   Memc Electronic Materials*       26,100           411,597
   Micron Technology*               53,600           547,256
   Novellus Systems                 27,300           674,583
   SanDisk Corporation*             24,700           586,131
   Silicon Laboratories             20,200           529,442
   Tibco Sortware                   59,700           390,438
   Tech Data Corporation*           14,700           538,020
   Western Digital Corporation      37,400           501,908
                                               -------------
     TOTAL INFORMATION TECHNOLOGY: 11.7%       $  10,064,613
MATERIALS
   Ball Corporation                 18,840           677,486
   Eastman Chemical                 11,900           656,285
   Lyondell Chemical Company        22,700           599,734
   Nucor Corporation                20,000           912,400
   Louisiana PAC                    26,000           639,080
   Phelps Dodge Corporation          8,000           740,000
   Praxair, Incorporated            10,000           466,000
   Scotts*                           9,600           683,616
   Southern Peru Cooper             16,500           706,860
   U.S. Steel Corporation           20,800           714,896
                                               -------------
     TOTAL MATERIALS: 7.9%                     $   6,796,357


    * Non-income producing security.
   ** Variable rate security, the coupon rate shown represents the rate at June
      30, 2005.


COMMON STOCKS                     SHARES       DOLLAR VALUE
-------------                     ------       ------------
UTILITIES
   Centerpoint Energy, Inc.         59,500           785,995
   Constellation Energy Group, Inc. 15,500           894,195
   OGE Energy Corporation           24,100           697,454
   Pepco Holdings                   29,600           708,624
   UGI                              32,600           909,540
   WPS Resources Corporation        12,000           675,000
                                               -------------
     TOTAL UTILITIES: 5.4%                     $   4,670,808

TOTAL COMMON STOCKS: 97.7%                     $  83,889,383
   (Common Stock Identified Cost $69,090,084)
REAL ESTATE INVESTMENT TRUSTS
   CBL & Associates Properties, Inc.12,500           538,375
   Catellus Development, Corp.      25,850           847,880
   Hospitality Property Trust       12,250           539,858
                                               -------------
     TOTAL REAL ESTATE INVESTMENT
       TRUSTS: 2.2%                            $   1,926,113
       (Real Estate Investment Trust Identified
         Cost $1,470,956)
CASH EQUIVALENTS
   Federated U.S. Treasury Cash Reserves
     Money Market Fund 2.71% yield **                258,515
                                               -------------
     TOTAL CASH EQUIVALENTS: .3%               $     258,515
       (Cash Equivalents Identified
         Cost $258,515)
TOTAL PORTFOLIO VALUE: 100.3%                  $  86,074,011
   (Total Portfolio Identified
     Cost $70,819,555)
   Other Assets Less Liabilities: (0.3%)       $    (241,482)

TOTAL NET ASSETS: 100.0%                       $  85,832,529


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON REALTY FUND     PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------


COMMON STOCKS                     SHARES       DOLLAR VALUE
-------------                     ------       ------------
APARTMENTS
   Apartment Investment
     and Management, Co.             7,900           323,268
   Archstone Smith Trust            14,555           562,114
   Avalon Bay Communities, Inc.      5,592           451,834
   BRE Properties, Inc. Class A      6,000           251,100
   Camden Property Trust             4,500           241,875
   Equity Residential
     Properties Trust               19,950           734,559
   Essex Property Trust, Inc.        1,870           155,322
   Home Properties of NY             4,500           193,590
   United Dominion Realty
     Trust, Inc.                    10,000           240,500
                                               -------------
     TOTAL APARTMENTS: 17.8%                   $   3,154,162
DIVERSIFIED
   Crescent Real Estate
     Equities Company               11,000           206,250
   Glenborough Realty Trust, Inc.    9,000           185,310
   Lexington Corporate
     Properties Trust                9,000           218,790
   Vornado Realty Trust              8,300           667,320
                                               -------------
     TOTAL DIVERSIFIED: 7.2%                   $   1,277,670
HEALTH CARE
   Health Care Property Investors   11,800           319,072
   Health Care Reit                  3,700           139,453
                                               -------------
     TOTAL HEALTH CARE: 2.6%                   $     458,525
LODGING AND HOTELS
   Host Marriot                     30,500           533,750
   Hospitality Property              5,800           255,606
   Senior Housing Properties Trust   6,500           122,915
   Starwood Hotels & Resorts         3,100           181,567
                                               -------------
     TOTAL LODGING AND HOTELS: 6.2%            $   1,093,838
MATERIALS
   Plum Creek Timber Co., Inc.      16,000           580,800
                                               -------------
     TOTAL MATERIALS: 3.3%                     $     580,800
OFFICE AND INDUSTRIAL
   American Financial Realty         6,000            92,280
   Alexandria Real Estate Equities   3,000           220,350
   AMB Property Corporation          6,700           290,981
   Arden Realty Group, Inc.         10,000           359,800
   Boston Properties, Inc.           9,175           642,250
   Catellus Development Corporation 14,340           470,352
   Centerpoint Properties Trust      7,200           304,560
   Duke Realty Corp.                 9,860           312,168


Common Stocks                     Shares       Dollar Value
-------------                     ------       ------------
Office and Industrial, continued
   Equity Office Properties         25,880           856,628
   Mack-Cali Realty Trust            4,795           217,214
   Kilroy Realty Corporation         4,345           206,344
   Liberty Property Trust            8,630           382,395
   Prologis Trust                   13,905           559,537
                                               -------------
     TOTAL OFFICE AND INDUSTRIAL: 27.7%        $   4,914,859
RETAIL
   CBL and Associates
     Properties, Inc.                6,000           258,420
   Commercial Net Lease Realty       9,000           184,230
   Developers Diversified Realty     8,325           382,617
   Equity One                        7,000           158,900
   General Growth Properties        15,705           645,318
   Kimco Realty Corporation          7,602           447,834
   Macerich Company                  5,330           357,376
   Mills Corporation                 4,500           273,555
   New Plan Excel Realty Trust       9,000           244,530
   Pan Pacific Retail                4,500           298,710
   Pennsylvania REIT                 4,000           190,000
   Regency Centers Corporation       5,575           318,890
   Simon Property Group, Inc.       13,334           966,582
   Simon Property I Preferred 6% Series750            46,500
   Tanger Factory Outlet Centers     8,600           231,598
   Weingarten Realty Investors       8,913           349,568
                                               -------------
     TOTAL RETAIL: 30.0%                       $   5,354,628
STORAGE
   Public Storage, Inc.             10,500           664,125
   Shurgard Storage Centers          5,000           229,800
                                               -------------
     TOTAL STORAGE: 5.0%                       $     893,925

TOTAL COMMON STOCKS: 99.8%                     $  17,728,407
   (Common Stock Identified Cost $10,794,493)
CASH EQUIVALENTS
   Federated U.S. Treasury Cash Reserves
     Money Market Fund 2.71% yield **                 37,735
                                               -------------
     TOTAL CASH EQUIVALENTS: 0.2%              $      37,735
       (Cash Equivalents Identified
         Cost $37,735)
TOTAL PORTFOLIO VALUE: 99.7%                   $  17,766,142
   (Total Portfolio Identified
     Cost $10,832,228)
   Other Assets Less Liabilities: 0.3%         $      61,399

TOTAL NET ASSETS: 100.0%                       $  17,827,541




    * Non-income producing security.
   ** Variable rate security, the coupon rate shown represents the rate at June
      30, 2005.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON FIXED INCOME FUND                         PORTFOLIO OF INVESTMENTS AS OF
                                                       JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------


FIXED INCOME
SECURITIES - BONDS                 FACE        DOLLAR VALUE
------------------                ------       ------------
BANK AND FINANCE
   American General Finance,
     8.125%, 8/15/09               120,000           136,050
   American General Finance,
     5.750%, 3/15/07             1,000,000         1,023,750
   Archstone Smith Operating
     Trust Notes, 5.000%, 8/15/07  500,000           508,125
   Bank of America Subordinated,
     7.125%, 3/01/09               200,000           218,750
   Bank of America Subordinated,
     7.800%, 2/15/10               912,000         1,043,100
   Bank One Corp., 7.125%,
     5/15/07                       400,000           421,000
   Bank One Corp., 9.875%,
     3/01/09                       250,000           295,938
   Citicorp Subordinated Notes
     7.000%, 7/01/07               145,000           153,519
   Comerica Bank Subordinated
     Note, 6.875%, 3/01/08         250,000           266,562
   Duke Realty LP, 3.500%,
     11/01/07                      950,000           932,188
   First Union Corp., 6.375%,
     1/15/09                       820,000           872,275
   First Union Corp., 6.84%,
     11/17/07                      113,000           119,356
   First Union Corp., 7.500%,
     7/15/06                       200,000           206,500
   Genworth Financial, 4.750%,
     6/15/09                     1,000,000         1,017,500
   Lincoln National Corporation
     Notes, 6.500%, 3/15/08      1,000,000         1,066,250
   Morgan Stanley Dean Witter
     Notes, 3.625%, 4/01/08      1,000,000           985,000
   National City Bank Ind,
     2.375%, 8/15/06             1,000,000           981,250
   Safeco Corp., 6.875%,
     7/15/07                       255,000           267,431
   PNC Funding Corp., 6.875%,
     7/15/07                       500,000           526,250
   Salomon Smith Barney, Inc.,
     5.875%, 3/15/06             1,000,000         1,013,750
   SunTrust Bank, 6.500%,
     1/15/08                       500,000           528,750
   US Bank NA Notes, 5.700%
     Due 12/15/08                  566,000           592,177
   Weingarten Realty, 6.840%,
     11/17/07                      700,000           744,625
                                               -------------
     TOTAL BANK AND FINANCE: 23.0%             $  13,920,096
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (A)
   FHLB, 4.50%, 12/15/08         2,000,000         2,012,500
   FHLB, 3.000%, 11/04/15        2,000,000         1,995,000



    * Non-income producing security.


FIXED INCOME
SECURITIES - BONDS                 FACE        DOLLAR VALUE
------------------                ------       ------------
UNITED STATES GOVERNMENT AGENCY
OBLIGATIONS (A), CONTINUED
   FHLMC, 3.75%, 2/25/09           475,000           472,031
   FHLMC, 5.000%, 10/15/24       2,500,000         2,519,495
   FHLMC, 5.950%, 1/19/06          400,000           404,766
   FHLMC, 6.005%, 12/08/05         200,000           202,069
   FNMA, 3.410%, 8/30/07         1,000,000           988,750
   FNMA, 4.200%, 5/04/09         2,000,000         2,017,500
   FNMA, 4.375%, 10/15/06        1,000,000         1,007,500
   FNMA, 4.650%, 5/17/10         1,545,000         1,548,863
                                               -------------
     TOTAL UNITED STATES GOVERNMENT
       AGENCY OBLIGATIONS: 21.7%               $  13,168,474
UNITED STATES GOVERNMENT OBLIGATIONS
   U.S. Treasury, 0.000%,
     10/27/05                    1,500,000         1,485,000
   U.S. Treasury, 6.000%,
     2/15/26                     1,500,000         1,848,163
   U.S. Treasury, 5.250%,
     11/15/28                    1,500,000         1,713,222
   U.S. Treasury, 5.500%,
     8/15/28                       750,000           883,213
                                               -------------
     TOTAL UNITED STATES GOVERNMENT
       OBLIGATIONS: 9.8%                       $   5,929,598
INDUSTRIAL
   Conoco Funding Company,
     5.450%, 10/15/06              500,000           508,750
   C.R. Bard, Incorporated,
     6.700%, 12/01/26              500,000           584,375
   Delta Airlines Pass Through
     Certificates Series 02-1
     MBIA Insured
     6.417%, 7/02/12               560,000           589,147
   Dover Corp., 6.250%, 6/01/08    500,000           531,250
   General Electric Capital Corp.,
     5.000%, 2/15/07             1,000,000         1,015,000
   General Electric Capital Corp.,
     1.546%, 5/30/08               500,000           498,750
   General Mills, 2.625%,
     10/24/06                    1,000,000           980,000
   Heller Financial Incorporated
     Notes, (General Electric)
     6.375% Due 3/15/06            600,000           609,750
   Hewlett Packard Company Notes,
     5.750%, 12/15/06            1,000,000         1,023,750
   Honeywell, Inc., 7.125%,
     4/15/08                       400,000           430,000
   IBM Corp. 5.400%, 10/01/08      500,000           520,625
   Kraft Foods, Inc., 5.250%,
     6/1/07                        750,000           765,000
   Lowes Companies, Inc.
     8.250%, 6/01/10               500,000           588,125
   McDonald's Corp., 5.950%,
     1/15/08                       425,000           443,063
   Occidental Petroleum,
     10.125%, 9/15/09              283,000           341,723



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON FIXED INCOME FUND                         PORTFOLIO OF INVESTMENTS AS OF
                                                        JUNE 30, 2005 -UNAUDITED
--------------------------------------------------------------------------------


FIXED INCOME
SECURITIES - BONDS                 FACE        DOLLAR VALUE
------------------                ------       ------------
INDUSTRIAL, CONTINUED
   The Tribune Company,
     6.875%, 11/01/06              500,000           516,875
   United Techonologies
     7.00%, 9/15/06              1,050,000         1,086,750
                                               -------------
     TOTAL INDUSTRIAL: 18.2%                   $  11,032,933
UNITED STATES GOVERNMENT AGENCY
   OBLIGATIONS - MORTGAGE
   BACKED SECURITIES (A)
   FHLMC, 15 Year Gold,
     7.000%, 3/01/11                21,113            22,109
   FHLMC, 3.550%, 11/15/07       1,000,000           988,750
   FHLMC, 4.125%, 11/18/09       2,500,000         2,500,000
   FHLMC, 4.320%, 4/01/33        1,657,959         1,652,370
   FHLMC, 4.500%, 12/01/09         943,683           948,400
   FHLMC, 8.000%, 6/01/30           24,340            26,211
   FHLMC, CMO Pool 2517
     Class VL
     5.000%, 5/15/13             1,607,730         1,615,948
   FHLMC, CMO Pool 2513
     Class VK
     5.500%, 9/15/13             1,614,706         1,650,757
   FNMA Series 253300,
     7.500%, 5/01/20                36,912            39,461
   GNMA Pool 781397,
     5.500%, 2/15/17               440,388           454,837
   GNMA Pool 2658, 6.500%,
     10/20/28                      242,963           253,289
   GNMA II Pool 2945,
     7.500%, 7/20/30                58,338            62,240
   GNMA Pool 780400, 7.000%,
     12/15/25                       26,336            27,999
   GNMA Pool 780420, 7.500%,
     8/15/26                        15,197            16,323
                                               -------------
     TOTAL GOVERNMENT AGENCY
       OBLIGATIONS - MORTGAGE BACKED
       SECURITIES: 16.9%                       $  10,258,694
UTILITY
   Alabama Power Company
     Senior Notes,
     3.500%, 11/15/07              400,000           394,500
   Alabama Power Company
     Senior Notes,
     5.490%, 11/01/05              595,000           597,975
   Bellsouth Communications,
     5.875%, 1/15/09               500,000           525,625


    * Non-income producing security.
   ** Variable rate security, the coupon rate shown represents the rate at June 30, 2005.



FIXED INCOME
SECURITIES - BONDS                 FACE        DOLLAR VALUE
------------------                ------       ------------
UTILITY, CONTINUED
   Florida Power & Light
     Group Capital,
     7.375%, 6/01/09               500,000           554,375
   GTE Corporation
     7.51%, 4/01/09                600,000           662,250
   National Rural Utilities
     Collateral Trust
     6.000%, 5/15/06             1,000,000         1,017,500
                                               -------------
     TOTAL UTILITY: 6.2%                       $   3,752,225

TOTAL FIXED INCOME - BONDS: 95.7%              $  58,062,020
   (Fixed Income Identified Cost $57,182,574)

PREFERRED STOCKS
   USB Capital Preferred Stock
     Callable 12/07/06 @ $25
   Equity Office Properties Trust    8,240           218,772
     Preferred Stock                20,000         1,013,000
                                               -------------
     TOTAL PREFERRED STOCK: 2.0%               $   1,231,772
       (Preferred Stock Identified Cost $1,144,952)
CASH EQUIVALENTS
   Federated U.S. Treasury Cash Reserves
     Money Market Fund 2.71% yield **                782,572
                                               -------------
     TOTAL CASH EQUIVALENTS: 1.3%              $     782,572
       (Cash Equivalents Identified Cost $782,572)

TOTAL PORTFOLIO VALUE: 99.1%                   $  60,076,364
   (Total Portfolio Identified Cost $59,110,099)
   Other Assets Less Liabilities: 0.9%         $     575,366

TOTAL NET ASSETS: 100.0%                       $  60,651,730







       (A)

boxed text:

Abbreviations:
FHLB:      Federal Home Loan Bank
FHLMC:     Federal Home Loan Mortgage Corporation
FNMA:      Federal National Mortgage Association
FNMAFRN:   Fed. Nat'l Mortgage Assoc. Floating Rate Note
GNMA:      Government National Mortgage Association
TVA:       Tennessee Valley Authority

end box


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUNICIPAL INCOME FUND                     PORTFOLIO OF INVESTMENTS AS OF
                                                       JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

MUNICIPAL INCOME
SECURITIES -  BONDS                FACE        DOLLAR VALUE
------------------                ------       ------------
GENERAL OBLIGATION - CITY
   Akron, OH, 5.000%, 12/01/05     100,000           100,939
   Columbus, OH, 12.375%, 2/15/07   25,000            28,780
   Columbus, OH, Series 2,
     5.000%, 6/15/10               100,000           108,660
   Columbus, OH, Tax
     Increment Financing,
     (AMBAC Insured),
     4.900%, 12/01/11              150,000           162,332
   Dayton, OH, General Obligation
     (AMBAC Insured),
     4.450%, 12/01/12              100,000           105,140
   Dayton, OH, 7.625%, 12/01/06    100,000           106,559
   Deerfield Township, OH,
     (MBIA Insured), 4.750%,
     12/01/10                      100,000           107,941
   Loveland, OH, (AMBAC Insured),
     4.900%, 12/01/08              100,000           106,020
   Symmes Township, OH,
     2.400%, 12/01/07              110,000           106,224
   Washington Township, OH,
     4.650%, 12/01/05               75,000            75,488
   Youngstown, OH, (AMBAC
     Insured), 5.100%, 12/01/11    100,000           110,735
                                               -------------
     TOTAL GENERAL OBLIGATION -
       CITY: 11.7%                             $   1,118,818
GENERAL OBLIGATION - COUNTY
   Belmont County, OH
     (MBIA Insured), 4.500%,
     12/01/11                      155,000           163,771
   Belmont County, OH
     (MBIA Insured), 5.100%,
     12/01/05                       50,000            50,510
   Delaware County, OH,
     5.250%, 12/01/06               50,000            51,051
   Hocking County, OH,
     4.900%, 12/01/06               50,000            51,176
   Knox County, OH, 4.750%,
     12/01/09                       60,000            63,334
   Portage County, OH,
     (MBIA Insured), 5.150%,
     12/01/07                       75,000            79,245
   Trumbull County, OH,
     (AMBAC Insured), 5.250%,
     12/01/05                       50,000            50,539
                                               -------------
     TOTAL GENERAL OBLIGATION -
       COUNTY: 5.3%                            $     509,626


    * Non-income producing security.


MUNICIPAL INCOME
SECURITIES -  BONDS                FACE        DOLLAR VALUE
------------------                ------       ------------
GENERAL OBLIGATION - STATE
   State of Ohio, 4.000%, 6/15/10   60,000            62,512
   Common Schools - Series A
     State of Ohio Parks,
     4.000%, 2/01/13               175,000           182,308
   State of California, 4.000%,
     11/01/09                      250,000           259,125
   Ohio State Unlimited Common
     School Facilities, 4.500%,
     6/15/17                       100,000           103,810
                                               -------------
     TOTAL GENERAL OBLIGATION -
       STATE: 6.4%                             $     607,755
HIGHER EDUCATION
   Bowling Green State University,
     (FGIC Insured), 5.000%,
     6/01/08                       155,000           164,261
   Ohio State Higher Education
     Facilities, Denison University,
     4.900%, 11/01/05               75,000            75,577
   University of Cincinnati,
     Ohio General
     Receipts, 2.930%, 6/01/31     290,000           290,000
   University of Cincinnati,
     Ohio General
     Receipts, 4.750%, 6/01/06      50,000            50,939
   University of Cincinnati,
     Certificate of Participation,
     5.750%, 12/01/11               25,000            28,617
                                               -------------
     TOTAL HIGHER EDUCATION: 6.4%              $     609,394
   HOSPITAL/HEALTH
   Hamilton County, OH, Hospital
     Children's Hospital Medical
     Center, (MBIA Insured),
     5.250%, 5/15/10               100,000           107,938
   Hamilton County, OH, Hospital
     Revenue Children's Hospital,
     Medical Center (FGIC Insured),
     Variable, 5/15/28             300,000           300,000
   Hamilton County, OH, Hospital
     Facility Revenue, Children's
     Hospital, (FGIC Insured),
     5.000%, 5/15/06                50,000            50,976
   Lorain County, OH, Hospital
     Facility Revenue, Catholic
     Healthcare Partners,
     (MBIA Insured), 6.000%,
     9/01/07                        50,000            53,221
   Lorain County, OH, Revenue
     Bond, Catholic Healthcare
     Partners Project (AMBAC
     Insured), 5.200%, 09/01/10    100,000           109,880



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUNICIPAL INCOME FUND                     PORTFOLIO OF INVESTMENTS AS OF
                                                       JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

MUNICIPAL INCOME
SECURITIES -  BONDS                FACE        DOLLAR VALUE
------------------                ------       ------------
   Hospital/Health, continued
   Montgomery County, OH
     Hospital Revenue (Prerefunded),
     5.650%, 12/01/12               35,000            38,676
   Montgomery County, OH Hospital
     (Prerefunded), 5.500%,
     12/01/10                      100,000           109,890
                                               -------------
     TOTAL HOSPITAL/HEALTH: 8.1%               $     770,581
REVENUE BONDS - ELECTRIC
   Cleveland Ohio Public
     Power System Revenue, 5.500%
     due 11/15/13                  100,000           112,277
   Hamilton, OH Electric,
     (FSA Insured), 3.60%,
     10/15/10                      200,000           204,434
                                               -------------
     TOTAL REVENUE BONDS - ELECTRIC: 3.3%
                                               $     316,711
REVENUE BONDS - TRANSPORTATION
   Butler County, OH, Transportation
     Improvement, (FSA Insured),
     5.500%, 4/01/09               100,000           107,851
   Ohio State Turnpike Revenue,
     (Prerefunded), 5.500%, 2/15/26110,000           114,089
                                               -------------
     TOTAL REVENUE BOND -
       TRANSPORTATION: 2.3%                    $     221,940
REVENUE BONDS - WATER AND SEWER
   Akron, OH, Sewer System,
     (MBIA Insured),
     5.500% 12/01/07                50,000            52,380
   Butler, OH, Waterworks System,
     (FSA Insured), 4.400%
     12/01/10                      100,000           105,421
   Cleveland, OH, Waterworks
     Revenue, Series I (FSA Insured),
     5.250%, 1/01/10               100,000           106,478
   Cleveland, OH, Waterworks
     Revenue, Series G (MBIA
     Insured),  5.500%, 1/01/13    150,000           166,625
   Columbus, OH, Water and Sewer,
     5.000%, 11/01/06              100,000           102,984
   East Muskingum, OH Water District,
     Water Resource Revenue,
     (AMBAC Insured),
     4.500%, 12/01/12              200,000           216,572
   Montgomery County, OH,
     Solid Waste, (MBIA Insured),
     5.125%, 11/01/08               50,000            51,368
   Nashville and Davidson, TN
     7.700%, 01/01/12               25,000            29,942



    * Non-income producing security.


MUNICIPAL INCOME
SECURITIES -  BONDS                FACE        DOLLAR VALUE
-------------------               ------       ------------
REVENUE BONDS - WATER AND SEWER, CONTINUED
   Northeast OH, Reg'l Sewer District
     (AMBAC Insured), 5.500%,
     11/15/12                      100,000           101,977
   Southwest OH, Reg'l Water
     District (MBIA Insured),
     5.250%, 12/01/05               50,000            50,539
                                               -------------
     TOTAL REVENUE BOND -
     WATER & Sewer: 10.3%                      $     984,286
SCHOOL DISTRICT
   Athens Ohio City School
     General Obligation
     4.400%, 12/01/05              200,000           201,084
   Beavercreek, OH, Special Obligation
     Tax Anticipation Note,
     4.250%, 12/01/06              100,000           100,919
   Cleveland, OH, Municipal School
     District, (FGIC Insured),
     5.000%, 12/01/20              140,000           151,122
   Columbus, OH, Linden Elementary
     Construction (FSA Insured),
     5.500%, 12/01/21              100,000           110,896
   Dayton , OH, City School District,
     (FGIC Insured),
     3.250%, 12/01/10              100,000           101,037
   Delaware, OH, City School
     District, GO (MBIA Insured),
     5.000%, 12/04/20              250,000           273,110
   Fairfield, OH, (FGIC Insured)
     0.000%, 12/01/11*             100,000            79,277
   Green Local, OH, (AMBAC
     Insured), 4.600%, 12/01/11    100,000           104,646
   Indiana Valley, OH,
     (AMBAC Insured),
     5.500%, 12/01/06               50,000            51,596
   Kings Local, OH, 6.350%,
     12/01/12                       15,000            17,809
   Kings Local, OH, 6.400%,
     12/01/13                      150,000           181,425
   Lakota, OH, 6.250%, 12/01/14    100,000           101,510
   Louisville Local, OH, (FGIC
     Insured) 0.000%, 12/01/05*    200,000           197,864
   Loveland, OH, 4.400%, 12/01/08  100,000           104,957
   Mason, OH, 4.000%, 12/01/06     200,000           203,580
   Northwestern, OH, 4.650%,
     12/01/06                      105,000           107,113
   Sycamore, OH, Community
     (AMBAC Insured),
     4.600%, 12/01/11              100,000           104,411



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUNICIPAL INCOME FUND                     PORTFOLIO OF INVESTMENTS AS OF
                                                       JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

MUNICIPAL INCOME
SECURITIES -  BONDS                FACE        DOLLAR VALUE
------------------                ------       ------------
SCHOOL DISTRICT, CONTINUED
   Sycamore, OH, Community
     Unlimited, 5.375%, 12/01/13   125,000           141,930
                                               -------------
     TOTAL SCHOOL DISTRICT: 24.4%              $   2,334,286
SPECIAL ASSESSMENT BONDS
   Toledo-Lucas County Ohio
     Port Authority Crocker Park
     Public Improvement
     Project, 2.625%, Due 12/01/07 200,000           193,562
                                               -------------
     TOTAL SPECIAL ASSESSMENT
       BONDS: 2.0%                             $     193,562
SPECIAL OBLIGATION BONDS
   Cleveland Ohio Non Tax Revenue
     Stadium Project (AMBAC
     Insured), 5.000%,
     Due 12/01/14                  400,000           447,028
                                               -------------
     TOTAL SPECIAL OBLIGATION
       BONDS: 4.7%                             $     447,028
STATE AGENCY
   Ohio State Building Authority,
     Adult Correctional-Series A,
     5.500%, 10/01/10              100,000           110,836
   Ohio State Building Authority,
     (AMBAC Insured),
     5.375%, 10/01/11              150,000           158,265
   Ohio State Building Authority,
     Juvenile Correction Facilities,
     4.375%, 10/01/12              100,000           104,343
   Ohio State Building Authority,
     9.750%, 10/01/05               40,000            40,000
   Ohio State Building Authority,
     Ohio Center For The Arts,
     5.450%, 10/01/07              100,000           105,902
   Ohio State Building Authority,
     Toledo Government Center,
     9.750%, 10/01/05              100,000           101,662
   Ohio State Housing Finance
     Authority (GNMA) Collateral,
     5.100%, 9/01/17               135,000           136,604
   State of Ohio Parks and
     Recreation Bonds, 4.350%,
     12/01/11                      100,000           105,256




  * Non-income producing security.
 ** Variable rate security, the coupon rate shown represents the rate at June
    30, 2005.


MUNICIPAL INCOME
SECURITIES -  BONDS                FACE        DOLLAR VALUE
------------------                ------       ------------
STATE AGENCY, CONTINUED
   Ohio State Elementary
     and Secondary Education,
     (FSA Insured), 5.000%,
     12/01/07                      100,000           105,314
   Ohio State Public Facilities
     Commission,
     (MBIA Insured), 4.700%,
     06/01/11                      100,000           105,374
                                               -------------
     TOTAL STATE AGENCY: 11.2%                 $   1,073,556

TOTAL FIXED INCOME - MUNICIPAL
   BONDS: 96.1%                                $   9,187,543
   (Municipal Bonds Identified Cost $8,914,198)
   CASH EQUIVALENTS
   Federated Ohio Municipal Cash
     Trust 2.11% yield**                             309,036
                                               -------------
     TOTAL CASH EQUIVALENTS: 2.5%              $     309,036
       (Cash Identified Cost $309,036)

TOTAL PORTFOLIO VALUE: 98.6%                   $   9,496,579
   (Total Portfolio Identified Cost $9,223,234)

   Other Assets Less Liabilities: 1.4%         $      53,166

TOTAL NET ASSETS: 100.0%                       $   9,549,745


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                   STOCK FUNDS                           BOND FUNDS
                                                         ------------------------------              ------------------

                                                                                                    FIXED         MUNICIPAL
                                                     GROWTH        OPPORTUNITY       REALTY         INCOME         INCOME
                                                      FUND            FUND            FUND           FUND           FUND
                                                  ------------    ------------    ------------   ------------    -----------

ASSETS:
   Investment Securities at Market Value*         $ 50,451,091    $ 86,074,011   $  17,766,142   $ 60,076,364   $ 9,496,579
   Dividends and Interest Receivable              $     49,848    $     75,704   $      75,224   $    617,543   $    58,092
   Securities Sold Receivable                     $    659,880    $    438,600   $           0   $          0   $         0
                                                  ------------    ------------    ------------   ------------    -----------
         Total Assets ....................        $ 51,160,819    $ 86,588,315   $  17,841,366   $ 60,693,907   $ 9,554,671

LIABILITIES:
   Accrued Management Fees                        $     39,966    $     66,292   $      13,825   $     42,177   $     4,926
   Securities Purchased Payable                   $    505,497    $    689,494   $           0   $          0   $         0
   Fund Shares Redeemed Payable                   $          0    $          0   $           0   $          0   $         0
                                                  ------------    ------------    ------------   ------------    -----------
       TOTAL LIABILITIES .................        $    545,463    $    755,786   $      13,825   $     42,177   $     4,926

NET ASSETS                                        $ 50,615,356    $ 85,832,529   $  17,827,541   $ 60,651,730   $ 9,549,745

NET ASSETS CONSIST OF:
   Paid in Capital (see accompanying note #2)     $ 45,983,004    $ 64,360,248   $  10,126,964   $ 59,469,935   $ 9,303,584
   Undistributed Net Investment Income (Loss)     $    172,564    $    101,956   $      98,241   $     10,627   $     2,642
   Undistributed Net Realized Gain
     (Loss) from Security Transactions            $   (390,881)   $  6,115,869   $     668,422   $    204,903   $   (29,826)
   Net Unrealized Gain (Loss) on Investments      $  4,850,669    $ 15,254,456   $   6,933,914   $    966,265   $   273,345
                                                  ------------    ------------    ------------   ------------    -----------
NET ASSETS ...............................        $ 50,615,356    $ 85,832,529   $  17,827,541   $ 60,651,730   $ 9,549,745
Shares Outstanding
   (Unlimited Amount Authorized) .........           2,045,703       2,512,760         918,422      3,760,877       591,983
OFFERING, REDEMPTION AND NET ASSET VALUE
   PER SHARE .............................        $      24.74    $      34.16   $       19.41   $      16.13   $     16.13
*Identified Cost of Securities ...........        $ 45,600,422    $ 70,819,555   $  10,832,228   $ 59,110,099   $ 9,223,234


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                   STOCK FUNDS                           BOND FUNDS
                                                         ------------------------------              ------------------

FIXED                                                                                                            MUNICIPAL
                                                     GROWTH        OPPORTUNITY       REALTY         INCOME         INCOME
                                                      FUND            FUND            FUND           FUND           FUND
                                                  ------------    ------------    ------------   ------------    -----------
                                                  PERIOD ENDED    PERIOD ENDED    PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                                                    06/30/05        06/30/05        06/30/05       06/30/05       06/30/05
                                                  ------------    ------------    ------------   ------------    -----------
INVESTMENT INCOME:
   Interest                                       $      7,115    $      3,764   $         889   $  1,214,328   $   183,367
   Dividends                                      $    380,322    $    457,183   $     392,007   $     33,717   $         0
                                                  ------------    ------------    ------------   ------------    -----------
     TOTAL INVESTMENT INCOME .............        $    387,437    $    460,947   $     392,896   $  1,248,045   $   183,367

EXPENSES:
   Gross Management Fee                           $    248,416    $    410,046   $      85,137   $    286,721   $    45,695
   Management Fee Waiver
     (See accompanying note #3)                   $    (12,421)   $    (20,502)  $      (4,257)  $    (43,008)  $   (15,993)
                                                  ------------    ------------    ------------   ------------    -----------
     TOTAL EXPENSES ......................        $    235,995    $    389,544   $      80,880   $    243,713   $    29,702

NET INVESTMENT INCOME (LOSS) .............        $    151,442    $     71,403   $     312,016   $  1,004,332   $   153,665

REALIZED AND UNREALIZED GAINS (LOSSES):
   Net Realized Gain (Loss) from
     Security Transactions                        $  1,315,171    $  6,115,805   $     688,298   $    214,761   $    (1,050)
   Net Unrealized Gain (Loss)
     on Investments                               $ (1,639,283)   $ (3,657,139)  $    (289,827)  $    (45,492)  $   (67,077)
                                                  ------------    ------------    ------------   ------------    -----------

NET GAIN (LOSS) ON INVESTMENTS ...........        $   (324,112)   $  2,458,666   $     398,471   $    169,269   $   (68,127)

NET INCREASE (DECREASE) IN ASSETS
   FROM OPERATIONS .......................        $   (172,670)   $  2,530,069   $     710,487   $  1,173,601   $    85,538


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                           STOCK FUNDS
                                                  ------------------------------------------------------------

                                             GROWTH FUND                OPPORTUNITY FUND                 REALTY FUND
                                      -------------------------     ------------------------      ------------------------
                                    PERIOD ENDED    YEAR ENDED     PERIOD ENDED   YEAR ENDED     PERIOD ENDED    YEAR ENDED
                                      06/30/05       12/31/04        06/30/05      12/31/04        06/30/05       12/31/04
                                    ------------    ----------     ------------   ----------     ------------    ----------

OPERATIONS:
   Net Investment Income            $    151,442   $    326,893   $     71,403   $    114,631   $    312,016    $   658,525
   Net Realized Gain (Loss)
     from Security Transactions     $  1,315,171   $  2,194,201   $  6,115,805   $  7,533,452   $    688,298    $ 2,805,829
   Net Unrealized Gain (Loss)
     on Investments                 $ (1,639,283)  $  2,634,419   $ (3,657,139)  $  6,647,048   $   (289,827)   $ 1,855,163
                                    ------------   ------------   ------------   ------------   ------------    -----------
     NET INCREASE (DECREASE) IN
       ASSETS FROM OPERATIONS ...   $   (172,670)  $  5,155,513   $  2,530,069   $ 14,295,131   $    710,487    $ 5,319,517

DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income            $          0   $   (347,624)  $          0   $   (176,349)  $   (213,892)   $  (658,409)
   Net Realized Gain from
     Security Transactions          $          0   $          0   $          0   $ (7,044,143)  $          0    $(2,051,548)
                                    ------------   ------------   ------------   ------------   ------------    -----------
     NET (DECREASE) IN ASSETS
       FROM DISTRIBUTIONS .......   $          0   $   (347,624)  $          0   $ (7,220,492)  $   (213,892)   $(2,709,957)

CAPITAL SHARE TRANSACTIONS:
   Proceeds From Sale of Shares     $  3,809,791   $  5,209,064   $  3,565,442   $  6,031,069   $    224,845    $   781,105
   Net Asset Value of Shares
     Issued on Reinvestment
     of Distributions               $          0   $    275,351   $          0   $  7,102,083   $     55,928    $ 2,198,715
   Cost of Shares Redeemed          $ (3,180,809)  $ (8,887,716)  $ (4,118,024)  $ (9,887,171)  $ (2,377,862)   $(9,167,168)
                                    ------------   ------------   ------------   ------------   ------------    -----------
     NET INCREASE (DECREASE)
       IN ASSETS FROM CAPITAL
       SHARE TRANSACTIONS .......   $    628,982   $ (3,403,301)  $   (552,582)  $  3,245,981   $ (2,097,089)   $(6,187,348)

NET CHANGE IN NET ASSETS ........   $    456,312   $  1,404,588   $  1,977,487   $ 10,320,620   $ (1,600,494)   $(3,577,788)

Net Assets at Beginning of Period   $ 50,159,044   $ 48,754,456   $ 83,855,042   $ 73,534,422   $ 19,428,035    $23,005,823
                                    ------------   ------------   ------------   ------------   ------------    -----------

NET ASSETS AT END OF PERIOD .....   $ 50,615,356   $ 50,159,044   $ 85,832,529   $ 83,855,042   $ 17,827,541    $19,428,035
                                    ============   ============   ============   ============   ============    ===========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          BOND FUNDS
                                                                            ---------------------------------------

                                                                        FIXED INCOME FUND           MUNICIPAL INCOME FUND
                                                                    ------------------------      ------------------------
                                                                   PERIOD ENDED   YEAR ENDED     PERIOD ENDED    YEAR ENDED
                                                                     06/30/05      12/31/04        06/30/05       12/31/04
                                                                  -------------   ----------     ------------    ----------

OPERATIONS:
   Net Investment Income                                          $  1,004,332   $  1,803,845    $   153,665    $   287,534
   Net Realized Gain (Loss) from Security Transactions            $    214,761   $    151,125    $    (1,050)   $       821
   Net Unrealized Gain (Loss) on Investments                      $    (45,492)  $   (807,978)   $   (67,077)   $  (142,487)
                                                                  ------------   ------------    -----------    -----------
     Net Increase (Decrease) in Assets from Operations .....      $  1,173,601   $  1,146,992    $    85,538    $   145,868

DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                          $   (991,806)  $ (1,803,430)   $  (151,108)   $  (287,346)
   Net Realized Gain from Security Transactions                   $          0   $   (108,187)   $         0    $         0
                                                                  ------------   ------------    -----------    -----------
     Net (Decrease) in Assets from Distributions ...........      $   (991,806)  $ (1,911,617)   $  (151,108)   $  (287,346)

CAPITAL SHARE TRANSACTIONS:
   Proceeds From Sale of Shares                                   $  9,269,356   $ 12,360,867    $ 1,064,902    $ 1,295,047
   Net Asset Value of Shares Issued on Reinvestment of
     Dividends/Gains                                              $    325,291   $    798,815    $    14,767    $    30,797
   Cost of Shares Redeemed                                        $ (4,512,271)  $ (6,216,106)   $  (604,970)   $(1,535,219)
                                                                  ------------   ------------    -----------    -----------
     NET INCREASE IN ASSETS FROM CAPITAL SHARE TRANSACTIONS       $  5,082,376   $  6,943,576    $   474,699    $  (209,375)

NET CHANGE IN NET ASSETS ...................................      $  5,264,171   $  6,178,951    $   409,129    $  (350,853)

Net Assets at Beginning of Period ..........................      $ 55,387,559   $ 49,208,608    $ 9,140,616    $ 9,491,469
                                                                  ------------   ------------    -----------    -----------

NET ASSETS AT END OF PERIOD ................................      $ 60,651,730   $ 55,387,559    $ 9,549,745    $ 9,140,616
                                                                  ============   ============    ===========    ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                         JOHNSON GROWTH FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE GROWTH FUND:


                                                            UNAUDITED                YEAR ENDED DECEMBER 31
                                                           1/1/2005 TO   -------------------------------------------------
                                                            06/30/05       2004      2003       2002       2001       2000
                                                            -------      ------    ------     ------     ------     ------
Net Asset Value Beginning of Period                         $ 24.80    $  22.50   $ 18.50  $   25.58  $   29.28  $    33.86

OPERATIONS:
   Net Investment Income                                    $  0.00    $   0.16   $  0.11  $    0.07  $    0.02  $     0.02
   Net Gains (Losses) on Securities (Realized & Unrealized) $ (0.06)   $   2.32   $  4.00  $   (7.08) $   (3.70) $    (4.58)
                                                            -------    --------   -------  ---------  ---------  ----------
TOTAL OPERATIONS                                            $ (0.06)   $   2.48   $  4.11  $   (7.01) $   (3.68) $    (4.56)

DISTRIBUTIONS:
   Dividends from Net Investment Income                     $  0.00    $ (0.17)   $ (0.11) $   (0.07) $   (0.02) $    (0.02)
   Distributions from Net Realized Capital Gains            $  0.00    $  0.00    $  0.00  $    0.00  $    0.00  $     0.00
                                                            -------    --------   -------  ---------  ---------  ----------
TOTAL DISTRIBUTIONS                                         $  0.00    $ (0.17)   $ (0.11) $   (0.07) $   (0.02) $    (0.02)
Net Asset Value End of Period                               $ 24.74    $ 24.81    $ 22.50  $   18.50  $   25.58  $    29.28
TOTAL RETURN                                                  (0.28%)    11.04%     22.21%    (27.42%)   (12.58%)    (13.47%)
Net Assets, End of Period (Millions)                        $ 50.62    $ 50.16    $ 48.75  $   41.16  $   52.49  $    55.97

RATIOS AFTER FEE WAIVERS: (1)
   Ratio of Expenses to
      Average Net Assets before Waiver (2)                     1.00%       1.00%     1.00%      1.00%      1.00%       1.00%
      Average Net Assets after Waiver (2)                      0.95%       0.95%     0.95%      0.95%      0.95%       0.95%
   Ratio of Net Investment Income to
      Average Net Assets before Waiver (2)                     0.50%       0.62%     0.49%      0.25%      (.01%)      0.01%
      Average Net Assets after Waiver (2)                      0.60%       0.67%     0.54%      0.30%      0.04%       0.06%
Portfolio Turnover Rate                                       24.12%      60.39%     64.36%     49.39%     37.08%     32.03%

--------------------------------------------------------------------------------
(1) The Adviser waived the 1.00% maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2006. (See accompanying note #3)
(2) Annualized for 2005

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    JOHNSON OPPORTUNITY FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE OPPORTUNITY FUND:

                                                            UNAUDITED                YEAR ENDED DECEMBER 31
                                                           1/1/2005 TO   -------------------------------------------------
                                                            06/30/05       2004      2003       2002       2001       2000
                                                            -------      ------    ------     ------     ------     ------
Net Asset Value Beginning of Period                         $ 33.14    $  30.12   $ 22.37  $   28.53  $   33.63  $   33.40

OPERATIONS:
   Net Investment Income                                    $  0.00    $   0.05   $  0.03  $    0.05  $   (0.03) $   (0.06)
   Net Gains (Losses) on Securities (Realized & Unrealized) $  1.02    $   6.10   $  7.75  $   (6.16) $   (5.07) $    2.22
                                                            -------    --------   -------  ---------  ---------  ----------
TOTAL OPERATIONS                                            $  1.02    $   6.15   $  7.78  $   (6.11) $   (5.10) $    2.16

DISTRIBUTIONS:
   Dividends from Net Investment Income                     $  0.00    $  (0.08)  $ (0.03) $   (0.05) $    0.00  $    0.00
   Distributions from Net Realized Capital Gains            $  0.00    $  (3.05)  $ 0.00   $    0.00  $    0.00  $   (1.93)
                                                            -------    --------   -------  ---------  ---------  ----------
TOTAL DISTRIBUTIONS                                         $  0.00    $  (3.13)  $ (0.03) $   (0.05) $    0.00  $   (1.93)
Net Asset Value End of Period                               $ 34.16    $  33.14   $ 30.12  $   22.37  $   28.53  $   33.63
TOTAL RETURN                                                   3.08%      20.42%    34.78%    (21.42%)   (15.17%)     6.34%
Net Assets, End of Period (Millions)                        $ 85.83    $  83.86   $ 73.53  $   55.26  $   68.82  $   75.51

RATIOS AFTER FEE WAIVERS: (1)
   Ratio of Expenses to
      Average Net Assets before Waiver (2)                     1.00%       1.00%     1.00%      1.00%      1.00%      1.00%
      Average Net Assets after Waiver (2)                      0.95%       0.95%     0.95%      0.95%      0.95%      0.95%
   Ratio of Net Investment Income to
      Average Net Assets before Waiver (2)                     0.14%       0.10%     0.07%      0.13%     (0.16%)    (0.24%)
      Average Net Assets after Waiver (2)                      0.24%       0.15%     0.12%      0.18%     (0.11%)    (0.19%)
Portfolio Turnover Rate                                       32.80%      81.33%   164.84%     61.32%     46.30%     34.06%

--------------------------------------------------------------------------------
(1) The Adviser waived the 1.00% maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2006. (See accompanying note #3)
(2) Annualized for 2005

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                         JOHNSON REALTY FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE REALTY FUND:

                                                             UNAUDITED                YEAR ENDED DECEMBER 31
                                                           1/1/2005 TO   -------------------------------------------------
                                                            06/30/05       2004      2003       2002       2001       2000
                                                            -------      ------    ------     ------     ------     ------
NET ASSET VALUE BEGINNING OF PERIOD                         $ 18.72    $  16.36   $ 12.67  $   12.83  $   12.88  $    10.72

OPERATIONS:
   Net Investment Income                                    $  0.23    $   0.63   $  0.72   $   0.63   $   0.64  $     0.61
   Net Return of Capital                                    $  0.00    $   0.18   $  0.19   $   0.07   $   0.05  $     0.05
   Net Gains (Losses) on Securities (Realized & Unrealized) $  0.69    $   4.38   $  3.50   $  (0.22) $   (0.10) $     2.11
                                                            -------    --------   -------  ---------  ---------  ----------
TOTAL OPERATIONS                                            $  0.92    $   5.19   $  4.41   $   0.48   $   0.59  $     2.77

DISTRIBUTIONS:
   Dividends from Net Investment Income                     $ (0.23)   $  (0.62)   $(0.72) $   (0.63) $   (0.64) $    (0.61)
   Distributions from Return of Capital                     $  0.00    $   0.00   $  0.00   $   0.00   $   0.00  $     0.00
   Distributions from Net Realized Capital Gains            $  0.00    $  (2.21)  $  0.00   $   0.00   $   0.00  $     0.00
                                                            -------    --------   -------  ---------  ---------  ----------
TOTAL DISTRIBUTIONS                                         $ (0.23)   $  (2.84)  $ (0.72) $   (0.63) $   (0.64) $    (0.61)
Net Asset Value End of Period .                             $ 19.41    $  18.72   $ 16.36  $   12.67  $   12.83  $    12.88
TOTAL RETURN                                                   5.00%      32.40%    34.23%      3.50%      4.75%      26.22%
Net Assets, End of Period (Millions)                        $ 17.83    $  19.43   $ 23.01  $   16.30  $   9.26   $     8.47

RATIOS AFTER FEE WAIVERS: (1)
   Ratio of Expenses to
      Average Net Assets before Waiver (2)                     1.00%       1.00%     1.00%      1.00%      1.00%       1.00%
      Average Net Assets after Waiver (2)                      0.95%       0.95%     0.95%      0.95%      0.95%       0.95%
   Ratio of Net Investment Income to
      Average Net Assets before Waiver (2)                     3.50%       3.31%     3.88%      5.05%      5.05%       5.25%
      Average Net Assets after Waiver (2)                      3.60%       3.36%     3.93%      5.10%      5.10%       5.30%
   Portfolio Turnover Rate                                    12.32%      24.88%    24.93%     11.77%     7.36%        0.86%

--------------------------------------------------------------------------------
(1) The Adviser waived the 1.00% maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2006. (See accompanying note #3)
(2) Annualized for 2005

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                   JOHNSON FIXED INCOME FUND
--------------------------------------------------------------------------------

Selected Data for a Share Outstanding Throughout the Period for the Fixed Income Fund:

                                                            UNAUDITED                YEAR ENDED DECEMBER 31
                                                           1/1/2005 TO   -------------------------------------------------
                                                            06/30/05       2004      2003       2002       2001       2000
                                                            -------      ------    ------     ------     ------     ------
Net Asset Value Beginning of Period                         $ 16.07    $  16.32   $ 16.43  $   15.60  $   15.48  $    14.93

OPERATIONS:
   Net Investment Income                                    $  0.27    $   0.67   $  0.67  $    0.72   $   0.82  $     0.86
   Net Gains (Losses) on Securities(Realized & Unrealized)  $  0.06    $  (0.11)  $ (0.11) $    0.83   $   0.12  $     0.55
                                                            -------    --------   -------  ---------  ---------  ----------
TOTAL OPERATIONS                                            $  0.33    $   0.56   $  0.56  $    1.55   $   0.94  $     1.41

DISTRIBUTIONS:
   Dividends from Net Investment Income                     $ (0.27)   $  (0.57)  $ (0.67) $   (0.72) $   (0.82) $    (0.86)
   Distributions from Net Realized Capital Gains            $  0.00    $  (0.03)  $  0.00  $    0.00   $   0.00  $     0.00
                                                            -------    --------   -------  ---------  ---------  ----------
Total Distributions                                         $ (0.27)   $  (0.60)  $ (0.67) $   (0.72) $   (0.82) $    (0.86)
Net Asset Value End of Period                               $ 16.13    $  16.08   $ 16.32  $   16.43  $   15.60  $    15.48
Total Return                                                   2.01%       2.22%     3.44%     10.16%      6.11%      9.76%
Net Assets, End of Period (Millions)                        $ 60.65    $  55.39   $ 49.21  $   45.97  $   39.52  $    34.53

RATIOS AFTER FEE WAIVERS: (1)
   Ratio of Expenses to
      Average Net Assets before Waiver (2)                     1.00%       1.00%     1.00%      1.00%      1.00%       1.00%
      Average Net Assets after Waiver (2)                      0.85%       0.85%     0.85%      0.85%      0.85%       0.85%
   Ratio of Net Investment Income to
      Average Net Assets before Waiver (2)                     3.18%       3.36%     3.92%      4.44%      5.04%       5.62%
      Average Net Assets after Waiver (2)                      3.48%       3.51%     4.07%      4.59%      5.19%       5.77%
Portfolio Turnover Rate                                       36.49%      36.54%    31.03%     32.03%     22.72%      29.16%

--------------------------------------------------------------------------------
(1) The Adviser waived the maximum 1.00% management fee to sustain a fee of 0.85%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2006. (See accompanying note #3)
(2) Annualized for 2005


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                               JOHNSON MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD FOR THE MUNICIPAL INCOME FUND:

                                                            UNAUDITED                YEAR ENDED DECEMBER 31
                                                           1/1/2005 TO   -------------------------------------------------
                                                            06/30/05       2004      2003       2002       2001       2000
                                                            -------      ------    ------     ------     ------     ------
NET ASSET VALUE BEGINNING OF PERIOD                         $ 16.25    $  16.49   $ 16.61  $   15.90  $   15.79  $    15.18

OPERATIONS:
   Net Investment Income                                    $  0.27    $   0.51   $  0.56  $    0.58   $   0.63  $     0.65
   Net Gains (Losses) on Securities(Realized & Unrealized)  $ (0.12)   $  (0.23)  $ (0.12) $    0.71   $   0.10  $     0.61
                                                            -------    --------   -------  ---------  ---------  ----------
TOTAL OPERATIONS                                            $  0.15    $   0.28   $  0.44  $   1.29   $   0.73   $     1.26

DISTRIBUTIONS:
   Dividends from Net Investment Income (1)                 $ (0.27)   $  (0.52)  $ (0.56) $   (0.58) $   (0.62) $    (0.65)
   Distributions from Net Realized Capital Gains            $  0.00    $   0.00   $  0.00  $    0.00   $   0.00  $     0.00
                                                            -------    --------   -------  ---------  ---------  ----------
TOTAL DISTRIBUTIONS                                         $ (0.27)   $  (0.52)  $ (0.56) $   (0.58) $   (0.62) $    (0.65)
Net Asset Value End of Period                               $ 16.13    $  16.25   $ 16.49  $   16.61  $   15.90  $    15.79
TOTAL RETURN                                                   0.91%       1.72%     2.67%      8.23%      4.66%       8.48%
Net Assets, End of Period (Millions)                        $  9.55    $   9.14   $  9.49  $    9.45   $   7.88  $     6.06

RATIOS AFTER FEE WAIVERS: (2)
   Ratio of Expenses to
      Average Net Assets before Waiver (3)                     1.00%       1.00%     1.00%      1.00%      1.00%       1.00%
      Average Net Assets after Waiver (3)                      0.65%       0.65%     0.65%      0.65%      0.65%       0.65%
   Ratio of Net Investment Income to
      Average Net Assets before Waiver (3)                     2.62%       2.81%     3.02%      3.29%      3.62%       3.95%
      Average Net Assets after Waiver (3)                      3.32%       3.16%     3.37%      3.64%      3.97%       4.30%
Portfolio Turnover Rate                                       13.99%      12.77%     3.82%      3.01%      5.57%       0.00%

--------------------------------------------------------------------------------
(1) All distributions are Federally tax exempt.

(2) The Adviser waived the 1.00% maximum management fee to sustain a fee of 0.65%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2006. (See accompanying note #3)

(3) Annualized for 2005


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

JOHNSON MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS  - UNAUDITED


1) ORGANIZATION:

The Growth Fund, Fixed Income Fund, Opportunity Fund, Municipal Income Fund, and the Realty Fund (each individually a "Fund" and collectively the "Funds") are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994. The Realty Fund began offering its shares publicly on January 2, 1998.

The investment objective of the Growth Fund is long term capital growth. The investment objective of the Opportunity Fund is long term capital growth. The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long term consistent with preservation of capital. The investment objective of the Realty Fund is above average income and long term capital growth. The Realty Fund invests primarily in real estate related equity securities.


2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION AND TRANSACTIONS:

The prices (net asset values) of the shares of each Fund are determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. The investments in securities are carried at market value. Security transactions are accounted for on trade date. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT
SECURITIES:

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.


INCOME TAXES:

It is the Funds' policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds' policy to distribute annually, after the end of the calendar year, any remaining taxable income to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS  - UNAUDITED
--------------------------------------------------------------------------------







2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED:

DISTRIBUTIONS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or net realized gains. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Net assets are not affected by the reclassifications.


3) INVESTMENT ADVISORY AGREEMENT:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds' operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Adviser received management fees for the year-ended December 31, 2005 as indicated below. These fees are after the Adviser waived part of the management fees on each of the funds from the maximum of 1.00% to the effective fee ratios listed below. The Adviser intends the fee waivers to be permanent, although the Adviser has the right to remove these fee waivers any time after April 30, 2006. Management fees are accrued daily and paid monthly.

                                                                      EFFECTIVE         MANAGEMENT          VOLUNTARY
      FUND                                 FEE         FEE WAIVER      FEE RATIO     FEE AFTER WAIVER        WAIVERS
      ----                                 ---         ----------     ----------     ----------------       ---------

      Growth Fund                        1.00%              0.05%          0.95%             $235,995        $12,421
      Opportunity Fund                   1.00%              0.05%          0.95%             $389,544        $20,502
      Realty Fund                        1.00%              0.05%          0.95%             $ 80,880        $ 4,257
      Fixed Income Fund                  1.00%              0.15%          0.85%             $243,713        $43,008
      Municipal Income Fund              1.00%              0.35%          0.65%             $ 29,702        $15,993

At June 30, 2005, management fees payable to the Adviser accounted to: $39,966, $66,292, $13,825, $42,177, and $4,926 for the Growth, Opportunity, Realty, Fixed Income, and Municipal Income Funds respectively.


4) RELATED PARTY TRANSACTIONS:

All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Total Compensation for the Trustees as a group was paid by the adviser in the amount of $10,500 for the period, and as a group they received no additional compensation from the Trust. The Trust consists of eight Funds:
Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III. The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2005, Johnson Investment Counsel, Inc., and entities that the Adviser could be deemed to control or have discretion over, owned in aggregate more than 25% of the Realty Fund. At June 30, 2005, US Bank held in aggregate 61.10% of the Opportunity Fund, 44.82% of the Realty Fund, 90.38% of the Municipal Fund, and 58.64% of the Fixed Income Fund in an omnibus account for the benefit of Johnson Investment Counsel.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS  - UNAUDITED
--------------------------------------------------------------------------------






4) RELATED PARTY TRANSACTIONS, CONTINUED:

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.


5) PURCHASES AND SALES OF SECURITIES:

During January 1 through June 30, 2005, purchases and sales of investment securities aggregated:

                                   Investment Securities Other Than
                                      Short Term Investments and
                                      U.S. Government Obligations               U.S. Government Obligations
                                     ----------------------------              ----------------------------
      FUND                           PURCHASES            SALES                PURCHASES              SALES
      -----                         ----------         ----------             ----------            ---------
      Growth Fund                  $11,882,385        $10,985,091                $     0              $     0
      Opportunity Fund             $27,113,257        $27,134,541                $     0              $     0
      Realty Fund                   $  184,656        $ 2,119,878                $     0              $     0
      Fixed Income Fund            $14,417,399        $ 3,513,264             $5,876,611           $5,402,609
      Municipal Income Fund        $ 1,257,095         $  704,000                $     0              $     0

6) CAPITAL SHARE TRANSACTIONS:

As of June 30, 2005, there were an unlimited number of capital shares authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's order in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written or telephone request in proper form.


CAPITAL SHARE TRANSACTIONS FOR THE PERIOD JANUARY 1 - JUNE 30, 2005:

                                                                                                FIXED        MUNICIPAL
                                                     GROWTH     OPPORTUNITY      REALTY         INCOME         INCOME
                                                      FUND          FUND          FUND           FUND           FUND
                                                    --------      --------       --------      --------       --------
      Shares Sold to Investors                       154,701       108,463         12,655       575,485         65,946
      Shares Issued on Reinvestment Dividends              0             0          3,068        20,324            919
                                                    --------      --------       --------      --------       --------
      Subtotal                                       154,701       108,463         15,723       595,809         66,865
      Shares Redeemed                               (130,567)    ( 125,652)      (135,139)     (279,000)       (37,403)
                                                    --------      --------       --------      --------       --------
      Net Increase/Decrease During Period             24,134      ( 17,189)     ( 119,416)      316,809         29,462
      SHARES OUTSTANDING:
      December 31, 2004 (Beginning of Period)      2,021,569     2,529,949      1,037,838     3,444,068        562,521
      JUNE 30, 2005 (END OF PERIOD)                2,045,703     2,512,760        918,422     3,760,877        591,983

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS  - UNAUDITED
--------------------------------------------------------------------------------


7) SECURITY TRANSACTIONS:

For Federal income tax purposes, the cost of investments owned on June 30, 2005 was the same as identified cost for all of the Funds. As of June 30, 2005 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                                                                                      NET
                                     COST OF                                                      APPRECIATION
      FUND                          SECURITIES        APPRECIATION          (DEPRECIATION)       (DEPRECIATION)
      -----                         ----------         -----------           ------------         ------------
      Growth Fund                  $45,600,422         $ 7,287,234            $(2,436,565)         $ 4,850,669
      Opportunity Fund             $70,819,555         $17,412,530            $(2,158,074)         $15,254,456
      Realty Fund                  $10,832,228         $ 6,934,408              $    (494)         $ 6,933,914
      Fixed Income Fund            $59,110,099         $ 1,228,116            $  (261,851)          $  966,265
      Municipal Income Fund        $ 9,223,234          $  288,220            $   (14,875)          $  273,345

8) ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


9) NET INVESTMENT INCOME AND NET REALIZED CAPITAL LOSSES:

As of December 31, 2004, the Growth Fund had accumulated net realized capital loss carryovers of ($987,025) expiring in 2010 and ($689,865) expiring in 2011. To the extent that the Growth Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2004, the Municipal Income Fund had accumulated net realized capital loss carryovers of ($1,823) expiring in 2010 and ($26,952) expiring in 2011. To the extent that the Municipal Income Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.


10) DISTRIBUTIONS TO SHAREHOLDERS:


JOHNSON GROWTH FUND

The tax character of distributions paid are as follows:

                                                                                           2005              2004
                                                                                       -------------     ------------
      Distribution paid from:
         Undistributed Ordinary Income                                                             0           347,624
         Undistributed Long-Term Capital Gain                                                      0                 0
         Undistributed Short-Term Capital Gain                                                     0                 0
                                                                                       -------------     ------------
      Total distribution paid                                                                      0           347,624

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS  - UNAUDITED
--------------------------------------------------------------------------------





10) DISTRIBUTIONS TO SHAREHOLDERS, CONTINUED:

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:


      Undistributed Ordinary Income                                                                0
      Undistributed Long-Term Capital Gain/(Loss)                                         (1,676,887)
      Unrealized Appreciation/(Depreciation)                                               6,481,909
                                                                                       -------------
      Total distributable earnings on a tax basis                                          4,805,022


JOHNSON OPPORTUNITY FUND

The tax character of distributions paid are as follows:

                                                                                           2005              2004
                                                                                       -------------     ------------
      Distribution paid from:
         Undistributed Ordinary Income                                                             0           176,349
         Undistributed Long-Term Capital Gain                                                      0         3,274,171
         Undistributed Short-Term Capital Gain                                                     0         3,769,972
                                                                                       -------------      ------------
      Total distribution paid                                                                      0         7,220,492

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed Ordinary Income/(Accumulated Loss)                                           182
      Undistributed Long-Term Capital Gain/(Loss)                                                 64
      Unrealized Appreciation/(Depreciation)                                              18,941,966
                                                                                       -------------
      Total distributable earnings on a tax basis                                         18,942,212


JOHNSON REALTY FUND

The tax character of distributions paid are as follows:

                                                                                           2005              2004
                                                                                       -------------     ------------
      Distribution paid from:
         Undistributed Ordinary Income                                                       213,892           658,409
         Undistributed Long-Term Capital Gain                                                      0         2,051,548
         Undistributed Short-Term Capital Gain                                                     0                 0
                                                                                       -------------      ------------
      Total distribution paid                                                                213,892         2,709,957

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed Ordinary Income/(Accumulated Loss)                                           116
      Undistributed Long-Term Capital Gain/(Loss)                                                 64
      Unrealized Appreciation/(Depreciation)                                               7,203,803
                                                                                       -------------
      Total distributable earnings on a tax basis                                          7,203,983

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS  - UNAUDITED
--------------------------------------------------------------------------------




10) DISTRIBUTIONS TO SHAREHOLDERS, CONTINUED:


JOHNSON FIXED INCOME FUND

The tax character of distributions paid are as follows:

                                                                                           2005              2004
                                                                                       -------------     ------------
      Distribution paid from:
         Undistributed Ordinary Income                                                       991,806         1,803,430
         Undistributed Long-Term Capital Gain                                                      0            98,326
         Undistributed Short-Term Capital Gain                                                     0             9,861
                                                                                       -------------      ------------
      Total distribution paid                                                                991,806         1,911,617

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed Ordinary Income/(Accumulated Loss)                                             0
      Undistributed Long-Term Capital Gain/(Loss)                                                  0
      Unrealized Appreciation/(Depreciation)                                               1,011,757
                                                                                       -------------
      Total distributable earnings on a tax basis                                          1,011,757

JOHNSON MUNICIPAL INCOME FUND

The tax character of distributions paid are as follows:

                                                                                           2005              2004
                                                                                       -------------     ------------
      Distribution paid from:
         Undistributed Ordinary Income                                                       151,108           287,346
         Undistributed Long-Term Capital Gain                                                      0                 0
         Undistributed Short-Term Capital Gain                                                     0                 0
                                                                                       -------------      ------------
      Total distribution paid                                                                151,108           287,346

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed Ordinary Income/(Accumulated Loss)                                            85
      Undistributed Long-Term Capital Gain/(Loss)                                            (28,776)
      Unrealized Appreciation/(Depreciation)                                                 340,423
                                                                                        -------------
      Total distributable earnings on a tax basis                                            311,732

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF EXPENSES
--------------------------------------------------------------------------------

Shareholders of the Funds incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing expenses of investing in the Funds and to compare these expenses with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on December 31, 2004 and held through June 30, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                    BEGINNING ACCOUNT VALUE      ENDING ACCOUNT VALUE       EXPENSES PAID DURING PERIOD*
                                        DECEMBER 31, 2004            JUNE 30, 2005           JULY 1, 2005-JUNE 30, 2005
                                       ------------------          ----------------           ------------------------

JOHNSON GROWTH FUND
Actual                                      $1,000.00                  $  997.18                        $4.55
Hypothetical                                $1,000.00                  $1,020.08                        $4.76

JOHNSON OPPORTUNITY FUND
Actual                                      $1,000.00                  $1,030.78                        $4.68
Hypothetical                                $1,000.00                  $1,020.08                        $4.76

JOHNSON REALTY FUND
Actual                                      $1,000.00                  $1,049.96                        $4.55
Hypothetical                                $1,000.00                  $1,020.08                        $4.76

JOHNSON FIXED INCOME FUND
Actual                                      $1,000.00                  $1,020.10                       $4.30
Hypothetical                                $1,000.00                  $1,020.58                        $4.26

JOHNSON MUNICIPAL INCOME FUND
Actual                                      $1,000.00                  $1,009.06                        $3.23
Hypothetical                                $1,000.00                  $1,021.57                        $3.26

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). For the Growth, Opportunity and Realty Funds, the expense ratio is 0.95%, for the Fixed Income Fund, the expense ratio is 0.85% and for the Municipal Income Fund, the expense ratio is 0.65%.



--------------------------------------------------------------------------------
                                       31

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION                                                 UNAUDITED
--------------------------------------------------------------------------------


PROXY DISCLOSURE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.


AVAILABILITY OF SCHEDULES OF PORTFOLIO INVESTMENTS:

The Funds file their complete schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year. Their schedules are available, without charge, (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.


CODE OF ETHICS

The Trust's Code of Ethics is available on request without charge; please call for your copy at 513-661-3100 or 1-800-541-0170 or write us at:

         Johnson Mutual Funds
         3777 West Fork Road
         Cincinnati OH 45247


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REVIEW AND RENEWAL OF MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------

The Board of Trustees of Johnson Mutual Funds Trust considered and renewed the Management Agreements between the Trust and the Adviser on May 24, 2005. The Trustees reviewed a memorandum discussing, among other things, the Adviser's business, its personnel and operations, the compensation received for management services, performance for the most recently completed fiscal year end, economies of scale and compliance.

As to the performance of the Funds, the Trustees reviewed the December 31, 2004 performance data, which included annual returns as well as 1/5/10 year performance data of each Fund compared to the appropriate index and compared to a peer group of similar mutual funds. The Trustees discussed the impact of brokerage commissions on the Funds, noting that the returns were not significantly impacted because of the relatively low turnover rate. The Trustees noted that the equity funds had performed particularly well in the past year. It was the consensus of the Trustees that each of the Funds had performed well.

As to the nature, extent and quality of services provided by the Adviser, the Trustees discussed the information provided in the memorandum which described the Adviser's business and personnel. They discussed the professionalism and experience of the Adviser's personnel, in particular those dedicated to portfolio management. The Trustees also discussed the Adviser's compliance program and the resources directed to compliance. It was the consensus of the Trustees that the nature and extent of services provided by the Adviser under the Management Agreement was consistent with the Board's expectations, and that the overall quality of the services was excellent.

As to the cost of the services provided and the profits realized by the Adviser and its affiliates from the relationship with the Funds, the Trustees reviewed the compensation paid to the Adviser for the fiscal year ended December 31, 2004 by each Fund, both in total dollars as well as a percentage of assets. The Trustees also reviewed a list of mutual fund fees, which indicated average expense ratios for mutual funds in comparative categories and for specific local and national funds. The Trustees also reviewed a ranking of the expense ratios of the Funds compared to all mutual funds as ranked and contained in the applicable Morningstar universe. The Trustees noted that each of the Funds had expenses in the lower half of its Morningstar universe, and that most of the Funds had rankings significantly below the mean. Trustees compared advisory fees paid by individual Adviser clients. The Trustees also discussed the profitability of the Funds to the Adviser. A representative of the Adviser reported on Adviser's financial condition. The Trustees concluded that the Adviser's profits were not excessive. They indicated that they understood and agreed that, if the size of the Funds were to grow substantially or the expense ratio comparisons were to change significantly, they would consider requesting break points. It was the consensus of the Trustees that the Advisory fees were reasonable.


--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS
                   Timothy E. Johnson     Trustee, President
                        John W. Craig     Independent Trustee
                    Ronald H. McSwain     Independent Trustee, Chairman
                     Kenneth S. Shull     Independent Trustee

                       Dale H. Coates     Vice President, Secretary
                    Scott J. Bischoff     Chief Compliance Officer
                      Marc E. Figgins     CFO, Treasurer


                       TRANSFER AGENT AND FUND ACCOUNTANT
                             Johnson Financial, Inc.
                               3777 West Fork Road
                             Cincinnati, Ohio 45247
                          (513) 661-3100 (800) 541-0170

                                    CUSTODIAN
                               National City Bank
                            Three East Fourth Street
                             Cincinnati, Ohio 45202

                                    AUDITORS
                               Cohen McCurdy, Ltd.
                        826 Westpoint Parkway, Suite 1250
                              Westlake, Ohio 44145

                                  LEGAL COUNSEL
                               Thompson Hine, LLP
                          312 Walnut Street, 14th Floor
                             Cincinnati, Ohio 45202

--------------------------------------------------------------------------------
                 This    report is authorized for distribution to prospective
               investors only when accompanied or preceded by the
                Funds' prospectus, which illustrates each Fund's
                     objectives, policies, management fees,
                  and other information that may be helpful in
                         making an investment decision.

                                                Investment Company Act #811-7254
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEMI - ANNUAL REPORT                                   JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------


[LOGO] JOHNSON MUTUAL FUNDS

o    JIC Institutional Bond Fund I
o    JIC Institutional Bond Fund II
o    JIC Institutional Bond Fund III



                               INVESTMENT ADVISER:
                        Johnson Investment Counsel, Inc.
                               3777 West Fork Road
                             Cincinnati, Ohio 45247
                                  513-661-3100
                                  800-541-0170

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

          Our Message to You ............................................1

          PERFORMANCE REVIEW AND MANAGEMENT DISCUSSION

          JIC Institutional Bond Fund I .................................2
          JIC Institutional Bond Fund II ................................3
          JIC Institutional Bond Fund III ...............................4

          PORTFOLIO OF INVESTMENTS

          JIC Institutional Bond Fund I ...............................5-6
          JIC Institutional Bond Fund II ..............................7-8
          JIC Institutional Bond Fund III ............................9-10

          Statement of Assets and Liabilities ..........................11

          Statement of Operations ......................................12

          Statement of Change in Net Assets ............................13

          FINANCIAL HIGHLIGHTS

          JIC Institutional Bond Fund I ................................14
          JIC Institutional Bond Fund II ...............................15
          JIC Institutional Bond Fund III ..............................16

          Notes to the Financial Statements .........................17-21

          Disclosure of Expenses .......................................22

          Review and Renewal of Management Agreements ..................24

          Trustees, Officers, Transfer Agent, Fund Accountant
          Custodian, Auditors, Legal Counsel ....................Back Page




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OUR MESSAGE TO YOU
--------------------------------------------------------------------------------
                                 August 29, 2005

Dear Shareholder:

We are pleased to present you with the Johnson Mutual Funds' June 30, 2005 Semi-Annual Report. On the following pages, we have provided commentary on the performance of each of the Funds for the first six months of the year as well as the relative performance compared to an appropriate index. The remainder of the report provides the holdings of each Johnson Mutual Fund as well as other financial data and notes.

Markets weakened in June as oil exceeded $60 a barrel and has continued to climb from there. In spite of the pressure on the economy brought on by rising oil prices, the U.S. economy grew at a rate of 3.80% in the first quarter and an anticipated rate of 3.25% during the second quarter. This shows that the U.S. economy has some resiliency in spite of the negative pressures of the rising oil costs and other commodity prices.

There is a sharper divergence of views than we have seen in the past few years about the economy and financial markets at this point. A narrowing gap between short-term and long-term interest rates may suggest the economy is heading for a slowdown. The treasury curve flattened during the first half of the year in response to the Federal Reserve Board's increase of interest rates. Longer-term interest rates fell during the quarter, to the surprise of nearly all investors, as the 10-Year U.S. Treasury Note yield fell to 3.9% at quarter-end. The Fed has taken steps to prevent inflationary pressures in the economy and has raised rates 5 times in 2005 from 2.25% at the beginning of the year to the current rate of 3.50%. Fixed income securities with 2+ years of maturity experienced somewhat of a rally as a result of less than robust economic data. The climbing commodity and oil prices slows consumer spending and dampens the economy. Conversely, economic growth remains positive and the bond market seems unconcerned about the prospects for inflation given low yields on intermediate- and long-term bonds. Such periods of low interest rates are typically positive for the stock market, and many businesses are now posting record profit margins and earnings. We believe earnings growth will slow this year from the 20%-plus pace of 2004 and likely be near the long-term sustainable growth rate of 7% for 2006.

Thank you for your continued confidence by selecting Johnson Mutual Funds to serve your financial needs. As always, please feel free to call us at (513) 661-3100 or (800) 541-0170 with your comments or questions.

                                        Sincerely,



                                        /s/ Timothy E. Johnson

                                        Timothy E. Johnson, President
                                        Johnson Mutual Funds

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JIC INSTITUTIONAL BOND FUND I     PERFORMANCE REVIEW-- JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

JIC Fund I provided a total return of 1.00% compared to 0.95% for the Merrill Lynch 1-3 Year Government Corporate Index and 0.96% for the Merrill Lynch 1-3 Year (no BBB) Government Corporate Index during the first six months of 2005. Fund I's superior yield and disperse maturity structure, compared to either benchmark, offered a relative performance benefit as the Federal Reserve continued raising short-term interest rates toward "neutral."

We believe the Fed will continue to raise short-term interest rates and that the Fund is appropriately positioned to provide the best relative and nominal performance within the prospectus guidelines. The Fund maintains a defensive duration posture, a laddered maturity structure for tax efficiency, and a strong yield orientation.

Fund I maintains its focus on high quality securities. Each security in the Fund is rated "A" or higher as indicated in the Quality Allocation Chart on this page. These highly rated securities are considered to have above average to strong protection of principal and interest payments.


                     AVERAGE ANNUAL TOTAL RETURN
                        AS OF JUNE 30, 2005
                                           Merrill
                               Merrill      Lynch
                      JIC       Lynch      1-3 Year
                 Institutional 1-3 Year  Gov't/Corp.
                     Bond    Gov't/Corp.     Index
                    Fund I       Index     (No BBB)
=======================================================
 Six Months(2)      1.00%       0.95%       0.96%
 One Year           2.42%       2.19%       2.14%
 Three Year         2.99%       2.83%       2.62%
 Since Inception    4.11%       4.77%       4.68%

QUALITY ALLOCATION

[Bar chart]
AAA     AA      A
51.92%  11.88%  36.20%

$10,000 INITIAL INVESTMENT SINCE INCEPTION (1)
            (DOLLARS IN THOUSANDS)
[Mountain chart]
JIC Institutional Bond Fund I         Merrill Lynch 1-3 year
                                      Government Corporate Index
8/00   $10000                                $10000
        10055                                 10078
        10323                                 10347
        10605                                 10648
        10743                                 10786
        11046                                 11160
        10882                                 11248
        10864                                 11246
        11123                                 11521
        11388                                 11794
        11551                                 11934
        11669                                 12037
        11802                                 12170
        11842                                 12230
        11802                                 12261
        11989                                 12399
        11862                                 12259
        11995                                 12398
        12030                                 12410
        11998                                 12375
2005    12150                                 12527





--------------------------------------------------------------------------------
A high level of income over the long-term consistent with preservation of capital is the objective of the JIC Institutional Bond Fund I and the primary assets are investment-grade government and corporate bonds. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund's or Index's share price, plus reinvestment of any interest and capital gains. The Fund's performance is after all fees, whereas the Index does not incur fees. A shareholder cannot invest directly in the Merrill Lynch 1-3 Year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Merrill Lynch 1-3 Gov't/Corp Index is the established benchmark and the Merrill Lynch 1-3 Gov't/Corp (No BBB) is a supplementary benchmark.

(1) Inception of the JIC Institutional Bond Fund I was August 31, 2000. (2) Six month returns are not annualized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JIC INSTITUTIONAL BOND FUND II    PERFORMANCE REVIEW-- JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

JIC Fund II provided a total return of 1.55% compared to 1.14% for the Merrill Lynch 3-5 Year Government Corporate Index and 1.07% for the Merrill Lynch 1-5 Year (no BBB) Government Corporate Index during the first six months of 2005. Fund II's superior yield and disperse maturity structure, compared to either benchmark, offered a relative performance benefit as the Federal Reserve continued raising short-term interest rates toward "neutral."

We believe the Fed will continue to raise short-term interest rates and that the Fund is appropriately positioned to provide the best relative and nominal performance within the prospectus guidelines. The Fund maintains a defensive duration posture, a laddered maturity structure for tax efficiency, and a strong yield orientation.

Fund II maintains its focus on high quality securities. Each security in the Fund is rated "A" or higher as indicated in the Quality Allocation Chart on this page. These highly rated securities are considered to have above average to strong protection of principal and interest payments.

                     AVERAGE ANNUAL TOTAL RETURN
                        AS OF JUNE 30, 2005
                                           Merrill
                               Merrill      Lynch
                      JIC       Lynch      3-5 Year
                 Institutional 3-5 Year  Gov't/Corp.
                     Bond    Gov't/Corp.     Index
                    Fund II      Index     (No BBB)
=======================================================
 Six Months(2)      1.55%       1.14%       1.07%
 One Year           3.63%       4.09%       2.84%
 Three Year         4.10%       4.96%       3.38%
 Since Inception    5.57%       6.81%       5.47%


QUALITY ALLOCATION

[Bar chart]
AAA     AA      A
55.11%  11.44%  33.44%


$10,000 INITIAL INVESTMENT SINCE INCEPTION (1)
            (DOLLARS IN THOUSANDS)
[Mountain chart]
JIC Institutional Bond Fund II        Merrill Lynch 3-5 year
                                      Government Corporate Index
8/00   $10000                                $10000
        10061                                 10109
        10449                                 10485
        10777                                 10858
        10843                                 10929
        11352                                 11497
        11167                                 11471
        11125                                 11436
        11519                                 11890
        11939                                 12496
        12155                                 12698
        12299                                 12897
        12555                                 13232
        12529                                 13246
        12530                                 13238
        12761                                 13580
        12539                                 13209
        12765                                 13560
        12796                                 13594
        12726                                 13429
2005    12995                                 13749



--------------------------------------------------------------------------------
A high level of income over the long-term consistent with preservation of capital is the objective of the JIC Institutional Bond Fund II and the primary assets are investment-grade government and corporate bonds. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund's or Index's share price, plus reinvestment of any interest and capital gains. The Fund's performance is after all fees, whereas the Index does not incur fees. A shareholder cannot invest directly in the Merrill Lynch 3-5 Year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Merrill Lynch 3-5 Gov't/Corp Index is the established benchmark and the Merrill Lynch 1-5 Gov't/Corp (No BBB) is a supplementary benchmark.

(1) Inception of the JIC Institutional Bond Fund II was August 31, 2000. (2) Six month returns are not annualized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JIC INSTITUTIONAL BOND FUND III   PERFORMANCE REVIEW-- JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

JIC Fund III provided a total return of 1.94% compared to 1.71% for the Merrill Lynch 5-7 Year Government Corporate Index and 1.69% for the Merrill Lynch 1-10 Year (no BBB) Government Corporate Index during the first six months of 2005. Fund III's superior yield and disperse maturity structure, compared to either benchmark, offered a relative performance benefit as the Federal Reserve continued raising short-term interest rates toward "neutral."

We believe the Fed will continue to raise short-term interest rates and that the Fund is appropriately positioned to provide the best relative and nominal performance within the prospectus guidelines. The Fund maintains a defensive duration posture, a laddered maturity structure for tax efficiency, and a strong yield orientation.

Fund III maintains its focus on high quality securities. Each security in the Fund is rated "A" or higher as indicated in the Quality Allocation Chart on this page. These highly rated securities are considered to have above average to strong protection of principal and interest payments.

                     AVERAGE ANNUAL TOTAL RETURN
                        AS OF JUNE 30, 2005
                                           Merrill
                               Merrill      Lynch
                      JIC       Lynch     1-10 Year
                 Institutional 5-7 Year  Gov't/Corp.
                     Bond    Gov't/Corp.     Index
                   Fund III      Index     (No BBB)
=======================================================
 Six Months(2)      1.94%       1.71%       1.69%
 One Year           5.33%       6.44%       4.49%
 Three Year         5.32%       6.80%       4.51%
 Since Inception    6.46%       8.14%       6.44%


QUALITY ALLOCATION

[Bar chart]
AAA     AA      A
61.77%  8.31%   29.92%

$10,000 INITIAL INVESTMENT SINCE INCEPTION (1)
            (DOLLARS IN THOUSANDS)
[Mountain chart]
JIC Institutional Bond Fund III      Merrill Lynch 5-7 year
                                    Government Corporate Index
8/00   $10000                               $10000
        10061                                10104
        10449                                10575
        10827                                10973
        10819                                10996
        11435                                11610
        11169                                11565
        11116                                11476
        11583                                11979
        12226                                12755
        12394                                13016
        12586                                13271
        12876                                13767
        12849                                13734
        12848                                13741
        13176                                14193
        12847                                13713
        13193                                14232
        13274                                14350
        13163                                14143
2005    13532                                14596


--------------------------------------------------------------------------------
A high level of income over the long-term consistent with preservation of capital is the objective of the JIC Institutional Bond Fund III and the primary assets are investment-grade government and corporate bonds. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund's or Index's share price, plus reinvestment of any interest and capital gains. The Fund's performance is after all fees, whereas the index does not incur fees. A shareholder cannot invest directly in the Merrill Lynch 5-7 Year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Merrill Lynch 5-7 Gov't/Corp Index is the established benchmark and the Merrill Lynch 1-10 Gov't/Corp (No BBB) is a supplementary benchmark.

(1) Inception of the JIC Institutional Bond Fund III was August 31, 2000. (2) Six month returns are not annualized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JIC INSTITUTIONAL BOND FUND I
                        PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

FIXED INCOME
SECURITIES - BONDS              FACE VALUE     DOLLAR VALUE
------------------              ----------     ------------
FINANCE
   American General Finance
     Senior Notes,
     5.910% Due 6/12/06          1,000,000         1,016,250
   Associates Corporation,
     7.950% Due 2/15/10            200,000           228,000
   Bank One Corporation,
     6.875%, Due 8/01/06           325,000           334,344
   Bank of America,
     7.125% Due 5/01/06          1,000,000         1,023,750
   BB & T Corporation
     Subordinated Notes,
     7.250% Due 6/15/07          1,048,000         1,108,260
   Citicorp, 7.125% Due 5/15/06  1,080,000         1,107,000
   Countrywide Funding,
     6.875% Due 9/15/05            500,000           503,125
   Fifth Third Bank Subordinated
     Notes, 6.750% Due 7/15/05     350,000           350,437
   Lincoln National Corporation
     Notes, 6.500% Due 3/15/08   1,000,000         1,066,250
   Morgan Stanley Dean Witter,
     3.625% Due 4/01/08          1,000,000           985,000
   NBD Bancorp,
     7.125% Due 5/15/07            625,000           657,813
   PNC Funding Corporation,
     5.750%, Due 8/01/06           750,000           761,250
   Torchmark Corporation Notes,
     6.250%, Due 12/15/06        1,000,000         1,028,750
   UBS AG Unsubordinated Note,
     Series 144A
     Var rate Due 10/26/07         800,000           760,800
   US Bank NA Subordinated
     Notes, 6.500% Due 2/01/08     870,000           917,850
   First Union,
     6.000% Due 10/30/08           670,000           709,362
   Wells Fargo & Company,
     3.750% Due 10/15/07         1,190,000         1,182,562
   Wells Fargo & Company,
     7.250% Due 8/24/05          1,000,000         1,005,000
------------------------------------------------------------
     TOTAL FINANCE: 26.0%                        $14,745,803

INDUSTRIAL
   Conoco Funding Company,
     5.450% Due 10/15/06           750,000           763,125
   Dover Corporation Notes,
     6.450% Due 11/15/05         1,000,000         1,008,750
   Dell Computer Senior Notes,
     6.55% Due 4/15/08             894,000           947,640
   First Data Corporation Notes,
     4.700% Due 11/01/06         1,000,000         1,010,000
   General Electric Capital
     Corporation Notes,
     5.000% Due 2/15/07          2,000,000         2,030,000
   Gillette Company Notes,
     3.500% Due 10/15/07         1,000,000           987,500


FIXED INCOME
SECURITIES - BONDS              FACE VALUE     DOLLAR VALUE
------------------              ----------     ------------
INDUSTRIAL, CONTINUED
   Heller Financial,
     3.305% Due 5/02/06            175,000           173,906
   Pacific Bell Debentures,
     6.875% Due 8/15/06          1,000,000         1,030,000
   United Technologies
     Corporation Notes,
     7.000% Due 9/15/06          1,000,000         1,035,000
------------------------------------------------------------
     TOTAL INDUSTRIAL: 15.8%                     $ 8,985,921

SOVEREIGN
   Ontario Province,
     3.375% Due 1/15/08          1,000,000           986,250
------------------------------------------------------------
     TOTAL SOVEREIGN: 1.7%                        $  986,250

UTILITIES
   Alabama Power Company,
     7.125% Due 10/01/07           200,000           212,750
   GTE California, Inc.,
     7.650% Due 3/15/07            730,000           767,413
   Gulf Power Company,
     6.500% Due 11/01/06           400,000           412,500
   National Rural Utilities,
     6.650% Due 10/01/05         1,000,000         1,007,500
------------------------------------------------------------
     TOTAL UTILITIES: 4.2%                       $ 2,400,163

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
   Federal Home Loan Bank,
     5.375% Due 2/15/06          2,500,000         2,525,000
   Federal Home Loan Bank,
     3.850% Due 1/30/08          2,500,000         2,496,875
   Federal Home Loan Bank,
     4.500% Due 4/11/08          2,500,000         2,506,250
   Federal Home Loan
     Mortgage Corporation,
     2.375% Due 1/23/06            260,000           258,050
   Federal Home Loan
     Mortgage Corporation,
     5.125% Due 10/15/08         2,500,000         2,592,147
   Federal National
     Mortgage Association,
     2.500% Due 2/27/08          2,000,000         1,987,500
   Federal National
     Mortgage Association,
     3.600% Due 3/03/09          2,000,000         1,977,500
   Federal National
     Mortgage Association,
     3.410% Due 8/30/07          1,000,000           988,750
   Federal National
     Mortgage Association,
     4.500% Due 12/01/09           943,682           948,400
   Federal National
     Mortgage Association,
     3.700% Due 11/1/07          3,000,000         2,977,500

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JIC INSTITUTIONAL BOND FUND I
                        PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------



FIXED INCOME
SECURITIES - BONDS              FACE VALUE     DOLLAR VALUE
------------------              ----------     ------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
   Federal National Mortgage
     Association, 5.000%
     Due 11/1/10                   872,769           884,498
------------------------------------------------------------
     TOTAL UNITED STATES GOVERNMENT
       AGENCY OBLIGATIONS: 35.5%                 $20,142,470

UNITED STATES GOVERNMENT TREASURY OBLIGATIONS
   United States Treasury Bill,
       0% Due 10/27/05           2,500,000         2,475,000
   United States Treasury Bill,
       0% Due 8/25/05            2,200,000         2,189,000
   United States Treasury Bill,
       0% Due 12/15/05           2,500,000         2,463,817
   United States Treasury Note,
       6.500% Due 10/15/06       1,500,000         1,554,434
------------------------------------------------------------
     TOTAL UNITED STATES GOVERNMENT
       TREASURY OBLIGATIONS: 15.3%               $ 8,682,251

TOTAL FIXED INCOME - BONDS: 98.6%                $55,942,858
   (Fixed Income Identified Cost
     $54,052,989)










* Variable rate security, the coupon rate shown represents the rate at December 31, 2004.

FIXED INCOME
SECURITIES - BONDS                             DOLLAR VALUE
------------------                             ------------
CASH EQUIVALENTS
   Federated U.S. Treasury Cash
     Reserves Money Market
     Fund 1.52% yield *                              154,662
------------------------------------------------------------
     TOTAL CASH EQUIVALENTS: 0.3%                  $ 154,662
       (Cash Equivalents Identified
          Cost $154,662)

TOTAL PORTFOLIO VALUE: 98.9%                     $56,097,520
   (Total Portfolio Identified
     Cost $56,322,694)
   Other Assets Less Liabilities 1.1%              $ 634,595
TOTAL NET ASSETS 100.0%                          $56,732,115


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JIC INSTITUTIONAL BOND FUND II
                        PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

FIXED INCOME
SECURITIES - BONDS              FACE VALUE     DOLLAR VALUE
------------------              ----------     ------------
FINANCE
   Allstate Corporation,
     7.200% Due 12/01/09           500,000           558,125
   American Express,
     6.875% Due 11/01/05           500,000           505,000
   American International Group
     Notes, 2.875% Due 05/15/08    890,000           855,513
   Bank of America Subordinated
     Notes, 7.800% Due 2/15/10   1,000,000         1,143,750
   Citicorp, 7.125% Due 5/15/06    500,000           512,500
   Citigroup Incorporated Note,
     6.000%, 2/21/12               750,000           819,375
   Countrywide Funding,
     6.875%, Due 9/15/05           500,000           503,125
   Franchise Finance Corporation
     of America,
     8.750% Due 10/15/10         1,000,000         1,208,750
   Genworth Financial Notes,
     4.750% Due 6/15/09          1,000,000         1,017,500
   Merrill Lynch,
     3.375%, Due 9/14/07         1,000,000           990,000
   Morgan Stanley Dean Witter,
     4.250% Due 5/15/10            830,000           824,812
   NBD Bancorp,
     7.125% Due 5/15/07            750,000           789,375
   Progressive Corporation Senior
     Notes, 6.375% Due 1/15/12     640,000           709,600
   Torchmark Corporation Notes,
     6.250% Due 12/15/06           750,000           771,562
   UBS AG Senior Unsubordinated
     Note, Series 144A
     Var rate Due 10/26/07         800,000           760,800
   U.S. Bank Corp Subordinated
     Notes, 6.875%, Due 9/15/07    250,000           264,375
   Wells Fargo & Company,
     7.250% Due 8/24/05            900,000           904,500
   Weingarten Realty,
     6.840% Due 11/07/07           500,000           531,875
------------------------------------------------------------
     TOTAL FINANCE: 24.1%                        $13,670,537

INDUSTRIAL
   Allied Signal,
     6.200% Due 2/01/08            500,000           523,750
   Becton Dickinson,
     7.150% Due 10/01/09         1,000,000         1,113,750
   Conoco Funding Company,
     5.450% Due 10/15/06           500,000           508,750
   Delta Airlines,
     6.417% Due 7/02/12            550,000           578,627
   Dayton Hudson Corporation,
     9.625% Due 2/01/08            380,000           427,500
   Dell, Inc.,
     6.550%, Due 4/15/08         1,000,000         1,060,000
   Dover Corporation Notes,
     6.450% Due 11/15/05           500,000           504,375
   First Data Corporation Notes,
     4.700% Due 11/01/06           750,000           757,500



FIXED INCOME
SECURITIES - BONDS              FACE VALUE     DOLLAR VALUE
------------------              ----------     ------------
INDUSTRIAL, CONTINUED
   General Electric Capital
     Corporation Notes,
     6.000% Due 6/15/12          1,000,000         1,090,000
   Gillette Company,
     3.500% Due 10/15/07         1,000,000           987,500
   Gillette Company,
     5.750% Due 10/15/05           500,000           502,500
   Lowes Companies, Inc.,
     8.250% Due 6/01/10            390,000           458,738
   McDonald's Corporation,
     5.950% Due 1/15/08            425,000           443,062
   PPG Industries,
     6.875% Due 8/01/05            500,000           500,625
   Target Corporation,
     6.350% Due 1/15/11            400,000           440,000
   Wal-Mart Stores,
     6.875% Due 8/10/09            500,000           551,250
------------------------------------------------------------
     TOTAL INDUSTRIAL: 18.4%                     $10,447,927

SOVEREIGN
   Ontario Province,
     3.375% Due 1/15/08          1,000,000           986,250
------------------------------------------------------------
     TOTAL SOVEREIGN: 1.8%                       $   986,250

UTILITIES
   Alabama Power,
     3.500% Due 11/15/07           425,000           419,156
   Baltimore Gas & Electric,
     6.625% Due 3/15/08            500,000           528,750
   Bellsouth Capital Funding,
     7.750% Due 2/15/10            500,000           569,375
   GTE Corporation,
     7.510% Due 4/01/09            500,000           551,875
   National Rural Utilities,
     5.700% Due 1/15/10            500,000           529,375
------------------------------------------------------------
     TOTAL UTILITIES: 4.8%                       $ 2,598,531

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
   Federal Farm Credit Bank,
     4.480% Due 8/24/12          1,600,000         1,632,000
   Federal Farm Credit Bank,
     4.500% Due 10/20/11         2,500,000         2,496,875
   Federal Home Loan Bank,
     6.375% Due 8/15/06          2,000,000         2,053,282
   Federal Home Loan Bank,
     3.850% Due 1/30/08          2,400,000         2,397,000
   Federal Home Loan Bank,
     5.625% Due 11/15/11         1,500,000         1,621,875
   Federal National
     Mortgage Association,
     4.125% Due 11/18/09         1,000,000         1,000,000
   Federal National
     Mortgage Association,
     3.700% Due 11/01/07         2,000,000         1,985,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JIC INSTITUTIONAL BOND FUND II
                        PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

FIXED INCOME
SECURITIES - BONDS              FACE VALUE     DOLLAR VALUE
------------------              ----------     ------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
   Federal National
     Mortgage Association,
     2.500% Due 2/27/08          2,000,000         1,987,500
   Federal National
     Mortgage Association,
     3.410% Due 8/30/07            650,000           642,688
   Federal National
     Mortgage Association,
     4.500% Due 3/01/08            825,461           829,330
   Federal National
     Mortgage Association,
     4.500% Due 12/01/09           943,681           948,400
   Federal National
     Mortgage Association,
     4.650% Due 5/17/10          1,000,000         1,002,500
------------------------------------------------------------
     TOTAL UNITED STATES GOVERNMENT
       AGENCY OBLIGATIONS: 32.8%                 $18,596,450

UNITED STATES GOVERNMENT TREASURY OBLIGATIONS
   United States Treasury Bill,
     0.000% Due 12/15/05         2,500,000         2,463,817
   United States Treasury Bill,
     0.000% Due 10/27/05         2,200,000         2,178,000
   United States Treasury Note,
     4.250% Due 8/15/13          2,500,000         2,562,500
   United States Treasury Note,
     5.500% Due 2/15/08            500,000           523,145
   United States Treasury Note,
     6.625% Due 5/15/07            500,000           526,758
   United States Treasury Note,
     7.000% Due 7/15/06          1,000,000         1,034,648
------------------------------------------------------------
     TOTAL UNITED STATES GOVERNMENT
     TREASURY OBLIGATIONS: 16.4%                 $ 9,288,868

TOTAL FIXED INCOME - BONDS: 98.1%                $55,588,563
   (Fixed Income Identified
     Cost $52,284,273)

* Variable rate security, the coupon rate shown represents the rate at December 31, 2004.

FIXED INCOME
SECURITIES - BONDS                             DOLLAR VALUE
------------------                             ------------
CASH EQUIVALENTS
   Federated U.S. Treasury Cash
     Reserves Money Market Fund
     1.52% yield *                                   397,834
------------------------------------------------------------
     TOTAL CASH EQUIVALENTS: 0.7%                $   397,834
     (Cash Equivalents
        Identified Cost $397,834)

TOTAL PORTFOLIO VALUE: 98.8%                     $55,986,397
   (Total Portfolio Identified
     Cost $55,276,375)
   Other Assets Less Liabilities 1.2%            $   695,725
TOTAL NET ASSETS 100.0%                          $56,682,122





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JIC INSTITUTIONAL BOND FUND III
                        PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

FIXED INCOME
SECURITIES - BONDS              FACE VALUE     DOLLAR VALUE
------------------              ----------     ------------
FINANCE
   Allstate Corporation,
     7.200% Due 12/01/09           500,000           558,125
   American Express,
     6.875% Due 11/01/05           500,000           505,000
   American General Corporation,
     7.500% Due 8/11/10            500,000           566,875
   American General Finance,
     8.125% Due 8/15/09            500,000           566,875
   Associates Corporation,
     7.950% Due 2/15/10            642,000           731,880
   Bank of America Subordinated
     Notes, 7.800% Due 2/15/10   1,000,000         1,143,750
   Franchise Finance Corporation
     of America,
     8.750% Due 10/15/10         1,000,000         1,208,750
   General Electric Capital
     Corporation,
     6.000% Due 6/15/12          1,000,000         1,090,000
   Mellon Financial,
     6.700% Due 3/01/08            500,000           531,250
   Merrill Lynch,
     3.375% Due 9/14/07            750,000           742,500
   Morgan Stanley Subordinated
     Notes, 4.750% Due 4/01/14   1,000,000           985,000
   National City Bank,
     6.250% Due 3/15/11            500,000           550,000
   Progressive Corporation Senior
     Notes, 6.375% Due 1/15/12     500,000           554,375
   Suntrust Banks Inc.,
     7.750% Due 5/01/10            500,000           573,750
   US Bancorp Subordinated Notes,
     6.300% Due 7/15/08          1,000,000         1,062,500
   Weingarten Realty,
     6.840% Due 11/17/07           500,000           531,875
   Wells Fargo & Company,
     7.250% Due 8/24/05            500,000           502,500
------------------------------------------------------------
     TOTAL FINANCE: 24.3%                        $12,405,005

INDUSTRIAL
   Allied Signal,
     6.200% Due 2/01/08            500,000           523,750
   Citigroup Incorporated Notes,
     6.000% Due 2/21/12            750,000           819,375
   Dayton Hudson Corporation,
     9.625% Due 2/01/08            380,000           427,500
   Dell, Inc.,
     6.550%, Due 4/15/08           500,000           530,000
   Delta Airlines Series 02-1
     (MBIA Insured),
     6.417%, Due 7/02/12           400,000           420,820
   Dover Corporation Notes,
     6.450% Due 11/15/05           500,000           504,375
   Eli Lilly & Company,
     8.375% Due 12/01/06           500,000           530,625


FIXED INCOME
SECURITIES - BONDS              FACE VALUE     DOLLAR VALUE
-----------------               ----------     ------------
INDUSTRIAL, CONTINUED
   Gillette Company, 5.750%
     Due 10/15/05                  500,000           502,500
   Lowes Companies, Inc.,
     8.250% Due 6/01/10            500,000           588,125
   McDonald's Corporation,
     8.875% Due 4/01/11            500,000           616,250
   Target Corporation,
     6.350% Due 1/15/11            400,000           440,000
   Wal-Mart Stores,
     6.875% Due 8/10/09            500,000           551,250
   Washington Post,
     5.500% Due 2/15/09            500,000           521,875
------------------------------------------------------------
     TOTAL INDUSTRIAL: 13.7%                     $ 6,976,445

UTILITIES
   Bellsouth Capital Funding,
     7.750% Due 2/15/10            500,000           569,375
   GTE Corporation,
     7.510% Due 4/01/09            500,000           551,875
   National Rural Utilities,
     5.700% Due 1/15/10            500,000           529,375
------------------------------------------------------------
     TOTAL UTILITIES: 3.2%                       $ 1,650,625

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
   Federal Farm Credit Bank,
     4.480% Due 8/24/12          2,000,000         2,040,000
   Federal Home Loan Bank,
     3.125% Due 8/15/07            500,000           492,500
   Federal Home Loan Bank,
     5.130% Due 5/24/13            800,000           852,000
   Federal Home Loan Bank,
     5.625% Due 11/15/11         1,500,000         1,621,875
   Federal Home Loan Bank,
     5.500% Due 12/11/13         1,000,000         1,090,897
   Federal Home Loan Bank,
     7.605% Due 2/25/15            500,000           570,625
   Federal Home Loan Bank,
     5.000% Due 10/15/24           350,000           352,729
   Federal Home Loan Mortgage
     Corp., 5.125% Due 10/15/08    500,000           518,430
   Federal Home Loan Mortgage
     Corp., 5.950% Due 1/19/06   1,000,000         1,011,914
   Federal Home Loan Mortgage
     Corp., 4.375% Due 11/09/11  2,000,000         2,000,000
   Federal Home Loan Mortgage
     Corp., 4.650% Due 5/17/10   1,500,000         1,503,750
   Federal Home Loan Mortgage
     Corp., 4.750% Due 10/11/12  2,000,000         2,002,500
   Federal National
     Mortgage Association,
     5.250% Due 1/15/09            500,000           521,736
------------------------------------------------------------
     TOTAL UNITED STATES GOVERNMENT
       AGENCY OBLIGATIONS: 28.6%                 $14,578,956

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JIC INSTITUTIONAL BOND FUND III
                        PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

FIXED INCOME
SECURITIES - BONDS              FACE VALUE     DOLLAR VALUE
------------------              ----------     ------------
UNITED STATES GOVERNMENT AGENCY
OBLIGATIONS - MORTGAGE BACKED SECURITIES
   Federal Home Loan Mortgage
     Corp., Series 2513,
     5.500% Due 9/15/13          1,614,706         1,650,757
   Federal Home Loan Mortgage
     Corp., Series 2517,
     5.000% Due 5/15/13          1,607,732         1,615,948
   Federal National
     Mortgage Association
     DUS Pool 385365,
     4.970% Due 8/01/09          1,000,000         1,013,500
   Government National
     Mortgage Association,
     5.500% Due 2/15/17            440,387           454,837
------------------------------------------------------------
     TOTAL UNITED STATES
       GOVERNMENT AGENCY
       OBLIGATIONS - MORTGAGE
       BACKED SECURITIES: 9.3%                   $ 4,735,042

UNITED STATES GOVERNMENT TREASURY OBLIGATIONS
   United States Treasury Note,
     5.000% Due 8/15/11          1,500,000         1,599,200
   United States Treasury Note,
     5.500% Due 2/15/08          1,000,000         1,046,289
   United States Treasury Note,
     6.500% Due 2/15/10          1,000,000         1,115,977
   United States Treasury Note,
     4.000% Due 2/15/14          2,100,000         2,113,125
   United States Treasury Note,
     7.000% Due 7/15/06            400,000           413,859
   Tennessee Valley Authority,
     6.250%, Due 12/15/17          500,000           586,875
   Tennessee Valley Authority,
     6.000%, Due 3/15/13         2,200,000         2,469,500
------------------------------------------------------------
     TOTAL UNITED STATES
       GOVERNMENT TREASURY
       OBLIGATIONS: 18.3%                        $ 9,344,825

TOTAL FIXED INCOME - BONDS: 97.4%                $49,690,898
   (Fixed Income Identified
      Cost $45,842,503)





* Variable rate security, the coupon rate shown represents the rate at December 31, 2004.



FIXED INCOME
SECURITIES - BONDS                             DOLLAR VALUE
------------------                             ------------
CASH EQUIVALENTS
   Federated U.S. Treasury Cash
     Reserves Money Market Fund
     1.52% yield *                                   602,804
------------------------------------------------------------
     TOTAL CASH EQUIVALENTS: 1.2%                $   602,804
     (Cash Equivalents Identified
        Cost $ 43,605)

TOTAL PORTFOLIO VALUE: 98.6%                     $50,293,702
   (Total Portfolio Identified
      Cost $48,547,544)
   Other Assets Less Liabilities 1.4%            $   698,921
TOTAL NET ASSETS 100.0%                          $50,992,623


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                 BOND FUNDS
                                                                                 ------------------------------------------
                                                                                 INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                                                                                  BOND FUND I   BOND FUND II   BOND FUND III
                                                                                 -------------  -------------  -------------
                                                                                 PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                                                                                    6/30/05        6/30/05        6/30/05
                                                                                 -------------  -------------  -------------

ASSETS:
   Investment Securities at Market Value*                                        $ 56,097,520   $ 55,986,397   $ 50,293,702
   Dividends and Interest Receivable                                             $    648,540   $    709,599   $    711,398
   Fund Shares Sold Receivable                                                   $          0   $          0   $          0
                                                                                 -----------    -----------    ------------
         TOTAL ASSETS .........................................................  $ 56,746,060   $ 56,695,996   $ 51,005,100

LIABILITIES:
   Accrued Management Fees                                                       $     13,945   $     13,874   $     12,477
                                                                                 -----------    -----------    ------------
         TOTAL LIABILITIES ....................................................  $     13,945   $     13,874   $     12,477

NET ASSETS ....................................................................  $ 56,732,115   $ 56,682,122   $ 50,992,623

NET ASSETS CONSIST OF:
   Paid in Capital                                                               $ 58,009,201   $ 56,070,662   $ 49,217,827
   Undistributed Net Investment Income                                           $     10,404   $     12,989   $     13,436
   Undistributed Net Realized Gain (Loss) from Security Transactions             $ (1,062,316)  $   (111,551)  $     15,202
   Net Unrealized Gain (Loss) on Investments                                     $   (225,174)  $    710,022   $  1,746,158
                                                                                 -----------    -----------    ------------
NET ASSETS ....................................................................  $ 56,732,115   $ 56,682,122   $ 50,992,623
Shares Outstanding (Unlimited Amount Authorized) ..............................     3,867,942      3,708,880      3,264,877
OFFERING, REDEMPTION AND NET ASSET VALUE PER SHARE ............................  $      14.67   $      15.28   $      15.62

*    Identified Cost of Securities ............................................  $ 56,322,694   $ 55,276,375   $ 48,547,544

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                                                 BOND FUNDS
                                                                                 -------------------------------------------
                                                                                 INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                                                                                  BOND FUND I   BOND FUND II   BOND FUND III
                                                                                 -------------  -------------  -------------
                                                                                 PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                                                                                    6/30/05        6/30/05        6/30/05
                                                                                 -------------  -------------  -------------

INVESTMENT INCOME:
   Interest                                                                      $  1,018,069   $  1,220,541   $  1,214,077
                                                                                 ------------   ------------   ------------
     TOTAL INVESTMENT INCOME ..................................................  $  1,018,069   $  1,220,541   $  1,214,077

EXPENSES:
   Management Fee                                                                $     81,926   $     80,885   $     72,183
                                                                                 ------------   ------------   ------------
     TOTAL EXPENSES ...........................................................  $     81,926   $     80,885   $     72,183

NET INVESTMENT INCOME .........................................................  $    936,143   $  1,139,656   $  1,141,894

REALIZED AND UNREALIZED GAINS (LOSSES):
   Net Realized Gain (Loss) from Security Transactions                           $    (85,059)  $    (61,400)  $     15,065
   Net Unrealized Gain (Loss) on Investments                                     $   (289,373)  $   (228,751)  $   (187,852)
                                                                                 ------------   ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS ................................................  $   (374,432)  $   (290,151)  $   (172,787)

NET INCREASE (DECREASE) IN ASSETS FROM OPERATIONS .............................  $    561,711   $    849,505   $    969,107



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JOHNSON MUTUAL FUNDS                                   JUNE 30, 2005 - UNAUDITED
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                          BOND FUNDS
                                   ----------------------------------------------------------------------------------------

                                    INSTITUTIONAL BOND FUND I     INSTITUTIONAL BOND FUND II    INSTITUTIONAL BOND FUND III
                                   ---------------------------   ----------------------------   ---------------------------
                                   PERIOD ENDED    YEAR ENDED    PERIOD ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                      6/30/05       12/31/04        6/30/05        12/31/04        6/30/05       12/31/04
                                   ------------   ------------   ------------    ------------   ------------   ------------

OPERATIONS:
   Net Investment Income           $    936,143   $  1,708,736   $  1,139,656    $  2,109,557   $  1,141,894   $  2,101,107
   Net Realized Gain (Loss)
     from Security Transactions    $    (85,059)  $     (9,554)  $    (61,400)   $    (50,432)  $     15,065   $    102,140
   Net Unrealized Gain (Loss)
     on Investments                $   (289,373)  $ (1,002,010)  $   (228,751)   $ (1,010,353)  $   (187,852)  $   (778,179)
                                   ------------   ------------   ------------    ------------   ------------   ------------
   NET INCREASE (DECREASE) IN
     ASSETS FROM OPERATIONS .....  $    561,711   $    697,172   $    849,505    $  1,048,772   $    969,107   $  1,425,068

DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income           $   (925,858)  $ (1,708,598)  $ (1,126,816)   $ (2,109,973)  $ (1,128,608)  $ (2,101,320)
   Net Realized Gain from
     Security Transactions         $          0   $          0   $          0    $          0   $          0   $   (102,003)
                                   ------------   ------------   ------------    ------------   ------------   ------------

     NET (DECREASE) IN ASSETS
       FROM DISTRIBUTIONS .......  $   (925,858)  $ (1,708,598)  $ (1,126,816)   $ (2,109,973)  $ (1,128,608)  $ (2,203,323)

CAPITAL SHARE TRANSACTIONS:
   Proceeds From Sale of Shares    $  8,192,855   $ 13,918,711   $  6,725,488    $ 11,899,551   $  7,266,855   $ 10,467,950
   Net Asset Value of Shares
     Issued on Reinvestment
     of Dividends/Gains            $          0   $          0   $          0    $          0   $          0   $    102,003
   Cost of Shares Redeemed         $ (4,619,194)  $ (7,330,495)  $ (3,141,631)   $ (4,985,348)  $ (2,733,450)  $ (5,075,898)
                                   ------------   ------------   ------------    ------------   ------------   ------------

     NET INCREASE (DECREASE)
       IN ASSETS FROM CAPITAL
       SHARE TRANSACTIONS .......  $  3,573,661   $  6,588,216   $  3,583,857    $  6,914,203   $  4,533,405   $  5,494,055
NET CHANGE IN NET ASSETS ........  $  3,209,514   $  5,576,790   $  3,306,546    $  5,853,002   $  4,373,904   $  4,715,800
Net Assets at Beginning
   of Period ....................  $ 53,522,601   $ 47,945,811   $ 53,375,576    $ 47,522,574   $ 46,618,719   $ 41,902,919
                                   ------------   ------------   ------------    ------------   ------------   ------------
NET ASSETS AT END OF PERIOD .....  $ 56,732,115   $ 53,522,601   $ 56,682,122    $ 53,375,576   $ 50,992,623   $ 46,618,719
                                   ============   ============   ============    ============   ============   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                               JIC INSTITUTIONAL BOND FUND I
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                            UNAUDITED                YEAR ENDED DECEMBER 31
                                                           1/1/2005 TO   ---------------------------------------  8/31/00 TO
                                                            6/30/2005      2004      2003       2002       2001     12/31/00
                                                            --------     -------   -------    -------    -------    -------
Net Asset Value Beginning of Period                          $ 14.77     $ 15.05   $ 15.26    $ 15.11    $ 15.21    $ 15.00

OPERATIONS:
   Net Investment Income                                     $  0.25     $  0.47   $  0.61    $  0.75    $  0.91    $  0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                               $ (0.10)    $ (0.26)  $ (0.21)   $  0.15    $ (0.10)   $  0.21
                                                             -------     -------   -------    -------    -------    -------
TOTAL OPERATIONS                                             $  0.15     $  0.21   $  0.40    $  0.90    $  0.81    $  0.48

DISTRIBUTIONS:
   Dividends from Net Investment Income                      $ (0.25)    $ (0.49)  $ (0.61)   $ (0.75)   $ (0.91)   $ (0.27)
   Distributions from Net Realized Capital Gains             $  0.00     $  0.00   $  0.00    $  0.00    $  0.00    $  0.00
                                                             -------     -------   -------    -------    -------    -------
TOTAL DISTRIBUTIONS                                          $ (0.25)    $ (0.49)  $ (0.61)   $ (0.75)   $ (0.91)   $ (0.27)
Net Asset Value at End of Period                             $ 14.67     $ 14.77   $ 15.05    $ 15.26    $ 15.11    $ 15.21
TOTAL RETURN                                                    1.00%       1.45%     2.66%      6.14%      5.42%      3.23%(1)
Net Assets End of Period (Millions)                          $ 56.73     $ 53.52   $ 47.95    $ 44.97    $ 45.34    $ 49.43

RATIOS
   Ratio of Expenses to Average Net Assets (1)                  0.30%       0.30%     0.30%      0.30%      0.30%      0.30%
   Ratio of Net Income to Average Net Assets (1)                3.40%       3.32%     4.03%      4.98%      5.89%      6.88%
Portfolio Turnover Rate                                        41.21%      40.71%    34.12%     56.13%     34.18%      4.04%






--------------------------------------------------------------------------------
(1) Annualized for 2000 and 2005.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                              JIC INSTITUTIONAL BOND FUND II
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                            UNAUDITED             YEAR ENDED DECEMBER 31
                                                           1/1/2005 TO   ---------------------------------------   8/31/00 TO
                                                            6/30/2005      2004      2003       2002       2001     12/31/00
                                                             -------     -------   -------    -------    -------    -------
Net Asset Value Beginning of Period                          $ 15.36     $ 15.68   $ 16.00    $ 15.51    $ 15.40    $ 15.00

OPERATIONS:
   Net Investment Income                                     $  0.31     $  0.61   $  0.73    $  0.84    $  0.93    $  0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                               $ (0.08)    $ (0.28)  $ (0.24)   $  0.49    $  0.11    $  0.40
                                                             -------     -------   -------    -------    -------    -------
TOTAL OPERATIONS                                             $  0.23     $  0.33   $  0.49    $  1.33    $  1.04    $  0.67

DISTRIBUTIONS:
   Dividends from Net Investment Income                      $ (0.31)    $ (0.65)  $ (0.73)   $ (0.84)   $ (0.93)   $ (0.27)
   Distributions from Net Realized Capital Gains             $  0.00     $  0.00   $ (0.08)   $  0.00    $  0.00    $  0.00
                                                             -------     -------   -------    -------    -------    -------
TOTAL DISTRIBUTIONS                                          $ (0.31)    $ (0.65)  $ (0.81)   $ (0.84)   $ (0.93)   $ (0.27)
Net Asset Value at End of Period                             $ 15.28     $ 15.36   $ 15.68    $ 16.00    $ 15.51    $ 15.40
TOTAL RETURN                                                    1.55%       2.13%     3.08%      8.85%      6.86%      4.49%(1)
Net Assets End of Period (Millions)                          $ 56.68     $ 53.38   $ 47.52    $ 45.15    $ 46.12    $ 48.02

RATIOS
   Ratio of Expenses to Average Net Assets (1)                  0.30%       0.30%     0.30%      0.30%      0.30%      0.30%
   Ratio of Net Income to Average Net Assets (1)                4.18%       4.17%     4.59%      5.37%      5.89%      6.77%
Portfolio Turnover Rate                                        26.46%      39.20%    31.97%     35.85%     12.03%      0.51%






--------------------------------------------------------------------------------
(1) Annualized for 2000 and 2005.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             JIC INSTITUTIONAL BOND FUND III
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                            UNAUDITED             YEAR ENDED DECEMBER 31
                                                           1/1/2005 TO   ---------------------------------------  8/31/00 TO
                                                            6/30/2005      2004      2003       2002       2001     12/31/00
                                                             -------     -------   -------    -------    -------    -------
Net Asset Value Beginning of Period                          $ 15.68     $ 15.95   $ 16.28    $ 15.49    $ 15.42    $ 15.00

OPERATIONS:
   Net Investment Income                                     $  0.36     $  0.71   $  0.80    $  0.86    $  0.94    $  0.28
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                               $ (0.06)    $ (0.20)  $ (0.21)   $  0.79    $  0.07    $  0.42
                                                             -------     -------   -------    -------    -------    -------
TOTAL OPERATIONS.                                            $  0.30     $  0.51   $  0.59    $  1.65    $  1.01    $  0.70

DISTRIBUTIONS:
   Dividends from Net Investment Income                      $ (0.36)    $ (0.75)  $ (0.80)   $ (0.86)   $ (0.94)   $ (0.28)
   Distributions from Net Realized Capital Gains             $  0.00     $ (0.03)  $ (0.12)   $  0.00    $  0.00    $  0.00
                                                             -------     -------   -------    -------    -------    -------
TOTAL DISTRIBUTIONS                                          $ (0.36)    $ (0.78)  $ (0.92)   $ (0.86)   $ (0.94)   $ (0.28)
Net Asset Value at End of Period                             $ 15.62     $ 15.68   $ 15.95    $ 16.28    $ 15.49    $ 15.42
TOTAL RETURN                                                    1.94%       3.31%     3.67%     10.97%      6.65%      4.72%(1)
Net Assets End of Period (Millions)                          $ 50.99     $ 46.62   $ 41.90    $ 41.20    $ 41.55    $ 43.41

RATIOS
   Ratio of Expenses to Average Net Assets (1)                  0.30%       0.30%     0.30%      0.30%      0.30%      0.30%
   Ratio of Net Income to Average Net Assets (1)                4.70%       4.75%     4.94%      5.44%      5.98%      7.09%
Portfolio Turnover Rate                                        14.36%      14.48%    20.20%     36.53%     17.26%      2.79%







--------------------------------------------------------------------------------
(1) Annualized for 2000 and 2005.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

JOHNSON MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1) ORGANIZATION:

The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III are each diversified series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III began offering their shares publicly on August 31, 2000.

The investment objective of the JIC Institutional Bond Fund I is a high level of income over the long term consistent with preservation of capital. The investment objective of the JIC Institutional Bond Fund II is a high level of income over the long term consistent with preservation of capital. The investment objective of the JIC Institutional Bond Fund III is a high level of income over the long term consistent with preservation of capital.

2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION AND TRANSACTIONS:

Valuation is determined as of 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. The investments in securities are carried at market value. Security transactions are accounted for on their trade date. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the funds to meet their obligations may be affected by economic and political developments in a specific country or region.

INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT
SECURITIES:

Interest income is recorded on an accrual basis. Gains and losses on sales of investments are calculated using the specific identification method. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

INCOME TAXES:

It is the Funds' policy to distribute annually, prior to the end of the year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized net capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required.

DISTRIBUTIONS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3) INVESTMENT ADVISORY AGREEMENT:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds' operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary expenses. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III paid the Adviser a management fee at the annual rate of 0.30% of each Fund's average daily net assets, which was accrued daily and paid monthly.

The Adviser received management fees for the period January 1 - June 30, 2005 as indicated below.

      FUND                                 FEE             FEE
      ----                                 ---             ---
      JIC Institutional Bond Fund I       0.30%          $81,926
      JIC Institutional Bond Fund II      0.30%          $80,885
      JIC Institutional Bond Fund III     0.30%          $72,183

At June 30, 2005, management fees payable amounted to $13,945, $13,874 and $12,477 for the JIC Institutional Bond 1, JIC Institutional Bond II and JIC Institutional Bond III Funds, respectively.

4) RELATED PARTY TRANSACTIONS:

All officers and one Trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Total Compensation for the Trustees as a group was in the amount of $10,500 for the period, and as a group they received no additional compensation from the Trust. The Trust consists of eight Funds: Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2005, Covie and Company owned in aggregate 100% of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5) PURCHASES AND SALES OF SECURITIES:

During January 1 through June 30, 2005, purchases and sales of investment securities aggregated:

                                       Investment Securities Other Than
                                         Short Term Investments and
                                         U.S. Government Obligations               U.S. Government Obligations
                                        ----------------------------              ----------------------------
  FUND                                 PURCHASES             SALES                PURCHASES              SALES
  -----                               ----------          ----------            -----------          -----------
  JIC Institutional Bond Fund I       $7,650,646          $5,280,635            $20,478,921          $14,938,225
  JIC Institutional Bond Fund II      $5,655,700          $3,092,386            $20,406,981          $16,022,804
  JIC Institutional Bond Fund III     $  799,123          $3,583,472            $11,660,788          $ 2,621,536



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6) CAPITAL SHARE TRANSACTIONS:

As of June 30, 2005, there were an unlimited number of capital shares authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's order in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written or telephone request in proper form.

CAPITAL SHARE TRANSACTIONS FOR THE PERIOD JANUARY 1 -JUNE 30, 2005:

                                                               JIC             JIC             JIC
                                                           INSTITUTIONAL  INSTITUTIONAL   INSTITUTIONAL
                                                               BOND            BOND            BOND
                                                              FUND I          FUND II        FUND III
                                                             --------        --------        --------
      Shares Sold to Investors                                557,335         440,501         466,652
      Shares Issued on Reinvestment Dividends                       0               0               0
                                                            ---------       ---------       ---------
      Subtotal                                                557,335         440,501         466,652
      Shares Redeemed                                        (314,331)       (205,638)       (175,564)
                                                            ---------       ---------       ---------
      Net Increase/Decrease During Period                     243,004         234,862         291,088
      SHARES OUTSTANDING:

      December 31, 2004 (Beginning of Period)               3,624,938       3,474,019       2,973,790
      JUNE 30, 2005 (END OF PERIOD)                         3,867,942       3,708,880       3,264,877



7) SECURITY TRANSACTIONS:

For Federal income tax purposes, the cost of investments owned on June 30, 2005 was the same as identified cost. As of June 30, 2005 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                                                                                      NET
                                                COST OF                                           APPRECIATION
      FUND                                     SECURITIES      APPRECIATION     (DEPRECIATION)   (DEPRECIATION)
      -----                                    ----------      ------------      ------------     ------------
      JIC Institutional Bond Fund I            $56,322,694       $ 77,866         ($303,040)       $ (225,174)
      JIC Institutional Bond Fund II           $55,276,375       $ 938,838        ($228,816)       $  710,022
      JIC Institutional Bond Fund III          $48,547,544      $1,838,586        ($ 92,427)       $1,746,158


8) ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9) NET INVESTMENT INCOME AND NET REALIZED CAPITAL LOSSES:

As of December 31, 2004, the JIC Institutional Bond Fund I had accumulated net realized capital loss carryovers of ($33) expiring in 2008, ($8,213) expiring in 2009, ($941,004) expiring in 2010 and ($18,453) expiring in 2011 and ($9,554)
expiring in 2012. To the extent that the JIC Institutional Bond Fund I realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9) NET INVESTMENT INCOME AND NET REALIZED CAPITAL LOSSES, CONTINUED:

As of December 31, 2004, the JIC Institutional Bond Fund II had accumulated net realized capital loss carryovers of ($50,432) expiring in 2012. To the extent that the JIC Institutional Bond Fund II realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

10) DISTRIBUTIONS TO SHAREHOLDERS:

JOHNSON INSTITUTIONAL BOND FUND I

The tax character of distributions paid is as follows:

                                                     2005              2004
                                                 -------------     ------------
   Distributions paid from:
      Undistributed Ordinary Income                    925,739        1,708,598
      Undistributed Long-Term Capital Gain                   0                0
      Undistributed Short-Term Capital Gain                  0                0
                                                 -------------     ------------
   Total distribution paid                             925,739        1,708,598



As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

   Undistributed Ordinary Income
     (Accumulated Loss)                                    119
   Undistributed Long-Term Capital Gain               (977,256)
   Unrealized Appreciation/(Depreciation)             (299,829)
                                                   -----------
   Total distributable earnings on a tax basis      (1,277,085)


JOHNSON INSTITUTIONAL BOND FUND II

The tax character of distributions paid is as follows:

                                                     2005              2004
                                                 -------------     -------------
   Distributions paid from:
      Undistributed Ordinary Income                  1,126,667         2,109,973
      Undistributed Long-Term Capital Gain                   0                 0
      Undistributed Short-Term Capital Gain                  0                 0
                                                 -------------     -------------
   Total distribution paid                           1,126,667         2,109,973

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed Ordinary Income
        (Accumulated Loss)                                 149
      Undistributed Long-Term Capital Gain             (50,151)
      Unrealized Appreciation/(Depreciation)           938,773
                                                   -----------
      Total distributable earnings on a tax basis      888,771




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10) DISTRIBUTIONS TO SHAREHOLDERS, CONTINUED:

JOHNSON INSTITUTIONAL BOND FUND III

The tax character of distributions paid is as follows:

                                                     2005              2004
                                                 -------------     -------------
   Distributions paid from:
      Undistributed Ordinary Income                  1,128,459         2,101,320
      Undistributed Long-Term Capital Gain                   0           102,003
      Undistributed Short-Term Capital Gain                  0                 0
                                                 -------------     -------------
   Total distribution paid                           1,128,459         2,203,323

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

   Undistributed Ordinary Income
     (Accumulated Loss)                                    149
   Undistributed Long-Term Capital Gain                    138
   Unrealized Appreciation/(Depreciation)            1,934,010
                                                  ------------
   Total distributable earnings on a tax basis       1,934,297





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF EXPENSES
--------------------------------------------------------------------------------


Shareholders of the Funds incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing expenses of investing in the Funds and to compare these expenses with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on December 31, 2004 and held through June 30, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                    BEGINNING ACCOUNT VALUE      ENDING ACCOUNT VALUE       EXPENSES PAID DURING PERIOD*
                                        DECEMBER 31, 2004            JUNE 30, 2005          JANUARY 1, 2005-JUNE 30, 2005
                                       ------------------          ----------------           ------------------------

JIC INSTITUTIONAL BOND FUND I
Actual                                      $1,000.00                  $1,009.98                        $1.49
Hypothetical                                $1,000.00                  $1,023.31                        $1.51

JIC INSTITUTIONAL BOND FUND II
Actual                                      $1,000.00                  $1,015.51                        $1.49
Hypothetical                                $1,000.00                  $1,023.31                        $1.51

JIC INSTITUTIONAL BOND FUND III
Actual                                      $1,000.00                  $1,019.44                        $1.49
Hypothetical                                $1,000.00                  $1,023.31                        $1.51

*Expenses are equal to the Funds' annualized expense ratio of 0.30% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


AVAILABILITY OF SCHEDULES OF PORTFOLIO INVESTMENTS:

The Funds file their complete Schedule of Portfolio Investments with the SEC for the first and third quarter of each fiscal year. These schedules are available, without charge, (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Trust's Code of Ethics is available on request without charge; please call for your copy at 513-661-3100 or 1-800-541-0170 or write us at:

         Johnson Mutual Funds
         3777 West Fork Road
         Cincinnati OH 45247

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REVIEW AND RENEWAL OF MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------

The Board of Trustees of Johnson Mutual Funds Trust considered and renewed the Management Agreements between the Trust and the Adviser on May 24, 2005. The Trustees reviewed a memorandum discussing, among other things, the Adviser's business, its personnel and operations, the compensation received for management services, performance for the most recently completed fiscal year end, economies of scale and compliance.

As to the performance of the Funds, the Trustees reviewed the December 31, 2004 performance data, which included annual returns as well as 1/5/10 year performance data of each Fund compared to the appropriate index compared to a peer group of similar mutual funds. The Trustees discussed the impact of brokerage commissions on the Funds, noting that the returns were not significantly impacted because of the relatively low turnover rate. It was the consensus of the Trustees that each of the Funds had performed well.

As to the nature, extent and quality of services provided by the Adviser, the Trustees discussed the information provided in the memorandum which described the Adviser's business and personnel. They discussed the professionalism and experience of the Adviser's personnel, in particular those dedicated to portfolio management. The Trustees also discussed the Adviser's compliance program and the resources directed to compliance. It was the consensus of the Trustees that the nature and extent of services provided by the Adviser under the Management Agreement was consistent with the Board's expectations, and that the overall quality of the services was excellent.

As to the cost of the services provided and the profits realized by the Adviser and its affiliates from the relationship with the Funds, the Trustees reviewed the compensation paid to the Adviser for the fiscal year ended December 31, 2004 by each Fund, both in total dollars as well as a percentage of assets. The Trustees also reviewed a list of mutual fund fees, which indicated average expense ratios for mutual funds in comparative categories and for specific local and national funds. The Trustees also reviewed a ranking of the expense ratios of the Funds compared to all mutual funds as ranked and contained in the applicable Morningstar universe. The Trustees noted that each of the Funds had expenses in the lower half of its Morningstar universe, and that most of the Funds had rankings significantly below the mean. Trustees compared advisory fees paid by individual Adviser clients. The Trustees also discussed the profitability of the Funds to the Adviser. A representative of the Adviser reported on Adviser's financial condition. The Trustees concluded that the Adviser's profits were not excessive. They indicated that they understood and agreed that, if the size of the Funds were to grow substantially or the expense ratio comparisons were to change significantly, they would consider requesting break points. It was the consensus of the Trustees that the Advisory fees were reasonable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS
                   Timothy E. Johnson     Trustee, President
                        John W. Craig     Independent Trustee
                    Ronald H. McSwain     Independent Trustee, Chairman
                     Kenneth S. Shull     Independent Trustee

                       Dale H. Coates     Vice President, Secretary
                    Scott J. Bischoff     Chief Compliance Officer
                      Marc E. Figgins     CFO, Treasurer


                       TRANSFER AGENT AND FUND ACCOUNTANT
                             Johnson Financial, Inc.
                               3777 West Fork Road
                             Cincinnati, Ohio 45247
                          (513) 661-3100 (800) 541-0170

                                    CUSTODIAN
                               National City Bank
                            Three East Fourth Street
                             Cincinnati, Ohio 45202

                                    AUDITORS
                               Cohen McCurdy, Ltd.
                        826 Westpoint Parkway, Suite 1250
                              Westlake, Ohio 44145

                                  LEGAL COUNSEL
                               Thompson Hine, LLP
                          312 Walnut Street, 14th Floor
                             Cincinnati, Ohio 45202

--------------------------------------------------------------------------------
      Thisreport is authorized for distribution to prospective investors only when accompanied or preceded by the Funds' prospectus, which illustrates each Fund's objectives, policies, management fees, and other information that may be helpful in making
                            an investment decision.

                                                Investment Company Act #811-7254
--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Not applicable to semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END FUNDS.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees."

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 25, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable

(a)(2) Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))

(a)(3) Not applicable

(b)    Certifications required by Rule 30a-2(b)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Johnson Mutual Funds Trust

By  /s/ Timothy E. Johnson
    -------------------------
Timothy E. Johnson, President
Date August 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Timothy E. Johnson
   --------------------------
Timothy E. Johnson, President
Date August 30, 2005


By /s/Marc E. Figgins
   --------------------------
Marc E. Figgins, Treasurer
Date August 30, 2005

* Print the name and title of each signing officer under his or her signature.